SCHWAB ANNUITY PORTFOLIOS
SCHWAB MONEY MARKET PORTFOLIO
JUNE 30, 1999 SEMI-ANNUAL REPORT


PORTFOLIO MANAGEMENT TEAM
STEPHEN B. WARD -- Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Portfolio. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

KAREN WIGGAN -- Portfolio Manager, has managed the Schwab Money Market Portfolio since March 1999. Karen joined Schwab in 1986, CSIM in 1991, and was promoted to her current position in March 1999.


MARKET OVERVIEW

U.S. ECONOMIC GROWTH
The U.S. economy, as measured by gross domestic product (GDP), continued its remarkable expansion with a strong real growth rate of 3.3% during the first half of 1999. The second quarter growth rate of 2.3% marks the 33rd consecutive quarter of positive growth -- the longest peacetime expansion ever. Strong consumer spending leveraged by record domestic stock market levels and its associated wealth effect continued to provide momentum for this historic expansion.

The consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate pace than the 4.3% rate experienced during 1998. High levels of consumer confidence and spending, low interest rates, rising real wages and strong gains in stock prices have been the principal factors continuing this lengthy expansion. Last year's concerns over the impact of international economic problems have been displaced by concerns over imbalances in the domestic economy, namely the surging current account (trade) deficit, record high stock valuations, and the negative savings rate. Going forward, the behavior of domestic consumers in response to continued stock market volatility may also be a key determinant of whether the economy continues on its current course or softens throughout the remainder of 1999.

UNEMPLOYMENT
Labor markets continue to be extremely tight in many areas of the country. After declining to 4.2% in May -- the lowest level in 28 years -- the U.S. unemployment rate stood at 4.3% in June. Growth in the labor force has slowed, and there continues to be concern that wage and benefits increases may begin to put more pressure on labor costs (refer to Employment Cost Index below).

INFLATION
Price inflation continued to remain well contained. The CPI rose just 2.0% for the year ended June 1999. Its core rate (which excludes the more volatile food and energy components) rose 2.1%. The Employment Cost Index, which measures inflation in wages, salaries and benefits was also well contained, increasing 3.2% for the year ended June 1999.

Even though there is little evidence of acceleration in core inflation, the Fed has expressed concerns that should labor markets continue to tighten, significant increases in wages, in excess of productivity growth, will inevitably emerge. In this environment, productivity growth becomes particularly important. Strong productivity gains allow companies to pay higher wages without raising prices. Non-farm productivity grew 2.2% in 1998 and at a 2.4% annualized rate in the first half of 1999, continuing a healthy trend that began in 1996.

SCHWAB ANNUITY PORTFOLIOS
SCHWAB MONEY MARKET PORTFOLIO
JUNE 30, 1999 SEMI-ANNUAL REPORT


        SHORT-TERM INTEREST RATE ENVIRONMENT
 1999 YIELDS ON 90-DAY COMMERCIAL PAPER AND 3-MONTH
                   TREASURY BILLS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               3 MONTH TREASURY BILL         90 DAY COMMERCIAL PAPER
01/04/99              4.47                      4.8
01/05/99              4.49                      4.8
01/06/99              4.45                      4.75
01/07/99              4.43                      4.79
01/08/99              4.47                      4.78
01/11/99              4.50                      4.80
01/12/99              4.48                      4.79
01/13/99              4.42                      4.8
01/14/99              4.42                      4.79
01/15/99              4.43                      4.78
01/19/99              4.38                      4.77
01/20/99              4.37                      4.76
01/21/99              4.28                      4.76
01/22/99              4.34                      4.75
01/25/99              4.42                      4.74
01/26/99              4.47                      4.75
01/27/99              4.42                      4.75
01/28/99              4.49                      4.75
01/29/99              4.45                      4.74
02/01/99              4.52                      4.75
02/02/99              4.53                      4.76
02/03/99              4.48                      4.75
02/04/99              4.47                      4.76
02/05/99              4.49                      4.76
02/08/99              4.5                       4.78
02/09/99              4.51                      4.79
02/10/99              4.46                      4.78
02/11/99              4.51                      4.78
02/12/99              4.52                      4.79
02/16/99              4.51                      4.8
02/17/99              4.52                      4.79
02/18/99              4.54                      4.81
02/19/99              4.56                      4.8
02/22/99              4.6                       4.79
02/23/99              4.66                      4.81
02/24/99              4.65                      4.81
02/25/99              4.63                      4.81
02/26/99              4.67                      4.82
03/01/99              4.69                      4.83
03/02/99              4.64                      4.83
03/03/99              4.59                      4.83
03/04/99              4.6                       4.82
03/05/99              4.6                       4.84
03/08/99              4.61                      4.82
03/09/99              4.58                      4.8
03/10/99              4.58                      4.81
03/11/99              4.59                      4.82
03/12/99              4.59                      4.81
03/15/99              4.58                      4.81
03/16/99              4.53                      4.81
03/17/99              4.51                      4.8
03/18/99              4.49                      4.81
03/19/99              4.49                      4.81
03/22/99              4.5                       4.82
03/23/99              4.48                      4.81
03/24/99              4.48                      4.81
03/25/99              4.5                       4.8
03/26/99              4.49                      4.81
03/29/99              4.49                      4.8
03/30/99              4.47                      4.82
03/31/99              4.48                      4.82
04/01/99              4.41                      4.8
04/02/99              4.39                      4.84
04/05/99              4.39                      4.81
04/06/99              4.39                      4.82
04/07/99              4.41                      4.8
04/08/99              4.39                      4.8
04/09/99              4.35                      4.79
04/12/99              4.32                      4.79
04/13/99              4.27                      4.79
04/14/99              4.28                      4.8
04/15/99              4.32                      4.8
04/16/99              4.31                      4.77
04/19/99              4.32                      4.79
04/20/99              4.38                      4.78
04/21/99              4.34                      4.8
04/22/99              4.38                      4.78
04/23/99              4.41                      4.76
04/26/99              4.45                      4.77
04/27/99              4.48                      4.73
04/28/99              4.36                      4.78
04/29/99              4.5                       4.79
04/30/99              4.54                      4.78
05/03/99              4.58                      4.78
05/04/99              4.6                       4.79
05/05/99              4.59                      4.8
05/06/99              4.6                       4.79
05/07/99              4.6                       4.79
05/10/99              4.58                      4.78
05/11/99              4.58                      4.79
05/12/99              4.58                      4.79
05/13/99              4.57                      4.79
05/14/99              4.65                      4.8
05/17/99              4.64                      4.83
05/18/99              4.65                      4.81
05/19/99              4.6                       4.85
05/20/99              4.59                      4.83
05/21/99              4.58                      4.84
05/24/99              4.61                      4.84
05/25/99              4.64                      4.83
05/26/99              4.63                      4.83
05/27/99              4.63                      4.85
05/28/99              4.64                      4.86
06/01/99              4.66                      4.86
06/02/99              4.73                      4.86
06/03/99              4.61                      4.89
06/04/99              4.54                      4.86
06/07/99              4.5                       4.91
06/08/99              4.61                      4.89
06/09/99              4.59                      4.9
06/10/99              4.68                      4.9
06/11/99              4.73                      4.91
06/14/99              4.66                      5
06/15/99              4.72                      5
06/16/99              4.64                      5.01
06/17/99              4.62                      4.99
06/18/99              4.65                      5
06/21/99              4.67                      5
06/22/99              4.74                      5.01
06/23/99              4.72                      5.03
06/24/99              4.72                      5.03
06/25/99              4.79                      5.06
06/28/99              4.79                      5.13
06/29/99              4.82                      5.12
06/30/99              4.78                      5.17



Source: Bloomberg L.P.


PORTFOLIO HIGHLIGHTS

As seen on the chart above, short-term interest rates increased marginally, but remained in a narrow range throughout most of the reporting period. The economy demonstrated continued signs of growth, in part due to the accommodative financial conditions resulting from the three Federal Funds Rate cuts last fall. Until the April CPI report there was no significant evidence of accelerating inflation or indications that the Fed would move to change short-term rates. Following the unexpectedly high April CPI report, the Fed adopted a "tightening" bias in May, followed by a 0.25% increase in the Federal Funds Rate and a return to a "neutral" bias at the June meeting. The Fed expressed concern about the potential for a buildup of inflationary imbalances that could undermine the favorable performance of the economy. Although not universally anticipated, many market observers expect there will be at least one additional 0.25% increase in the Federal Funds Rate by year-end. These developments caused short-term rates to edge upward toward the end of the reporting period.

Our overall strategy for the funds was consistent with our long-term pattern, that is to maintain a dollar-weighted average maturity (DWAM) slightly longer than that of other funds with similar investment objectives. This strategy had a beneficial impact on yields throughout most of the period.

During the first quarter of 1999, based on our expectation that short-term rates would remain relatively stable, we looked for opportunities to buy securities with longer-dated maturities when they were available at attractive prices. In May, as the Fed bias changed from neutral to restrictive, we deviated from this strategy somewhat by concentrating the portfolio in shorter-term securities while still buying higher yielding securities on a selective basis when opportunities arose.

Yield Summary as of 6/30/99 1
----------------------------
7-Day Yield                           4.38%
7-Day Effective Yield                 4.48%


----------------------------
1 A portion of the Portfolio's expenses were reduced during the reporting period. Without these reductions, as of June 30, 1999, the 7-day yield and 7-day effective yield for the Portfolio would have been 4.33%, and 4.42%, respectively.

SCHWAB MONEY MARKET PORTFOLIO
PORTFOLIO SUMMARY (000's)




                                  ASSET GROWTH

                                                               Percentage
     Total                           Total                    Growth Over
  Net Assets                      Net Assets                    Reporting
 as of 6/30/99                  as of 12/31/98                   Period
----------------------------------------------------------------------------
    $103,768                        $78,266                        33%
----------------------------------------------------------------------------




                     AVERAGE YIELDS FOR THE PERIODS ENDED
                                JUNE 30, 1999*

     Last                            Last                         Last
  Seven Days                     Three Months                 Twelve Months
----------------------------------------------------------------------------
      4.38%                          4.34%                        4.63%
----------------------------------------------------------------------------




                               MATURITY SCHEDULE
                         PERCENT OF TOTAL INVESTMENTS

Maturity Range                      3/31/99                      6/30/99
----------------------------------------------------------------------------
      0-- 15 Days                     28.7%                        28.3%
     16-- 30 Days                      5.2                         16.4
     31-- 60 Days                     43.9                         35.0
     61-- 90 Days                     12.4                          8.2
     91--120 Days                      6.7                          8.4
    Over 120 Days                     3.1                           3.7
  Weighted Average                  43 Days                      41 Days
----------------------------------------------------------------------------




                                PORTFOLIO QUALITY
                                              Percent of
                             SEC Tier        Total Investments
                             Rating              6/30/99
                           ----------------------------------
                             Tier 1               100.0%


--------------
* A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
JUNE 30, 1999 (UNAUDITED)
U.S. GOVERNMENT SECURITIES--95.6%                      PAR          VALUE
--------------------------------------------------------------------------
Discount Notes--95.6%
Federal Farm Credit Bank
   4.78%, 07/06/99 ................................. $  500        $  500
   4.75%, 07/08/99 .................................  4,000         3,996
   4.77%, 07/26/99 .................................  1,200         1,196
   4.91%, 08/03/99 .................................  2,100         2,091
   4.91%, 08/05/99 .................................  3,191         3,176
   4.97%, 08/12/99 .................................  3,220         3,201
   4.81%, 09/30/99 .................................  2,000         1,976
   4.81%, 10/01/99 .................................  1,210         1,195
   4.83%, 11/08/99 .................................  2,000         1,966
   4.93%, 11/24/99 .................................  1,000           980
Federal Home Loan Bank
   4.75%, 07/02/99 .................................  2,000         2,000
   4.79%, 07/23/99 .................................  1,000           997
   4.83%, 07/23/99 .................................  1,350         1,346
   4.88%, 08/04/99 .................................  2,000         1,991
   4.78%, 08/06/99 .................................  2,000         1,991
   4.82%, 08/13/99 .................................  3,000         2,983
   4.83%, 08/13/99 .................................  1,000           994
   4.84%, 08/20/99 .................................  2,000         1,987
   4.90%, 09/01/99 .................................  3,000         2,975
   4.86%, 10/28/99 .................................  1,190         1,171
   5.12%, 12/10/99 .................................  1,000           978
Federal Home Loan Mortgage Corporation
   4.81%, 07/01/99 .................................  4,080         4,080
   4.81%, 07/28/99 .................................  1,290         1,285
   4.92%, 08/12/99 .................................  5,000         4,972
   4.88%, 08/23/99 .................................  2,655         2,636
   4.88%, 08/26/99 .................................  3,000         2,977
   4.85%, 09/24/99 .................................  5,000         4,944
Federal National Mortgage Association
   4.86%, 07/09/99 .................................  1,050         1,049
   4.76%, 07/13/99 .................................  2,000         1,997
   4.80%, 08/13/99 .................................  2,000         1,989
   4.86%, 08/20/99 .................................  2,000         1,987
   4.85%, 08/24/99 .................................  1,000           993
   4.86%, 08/27/99 .................................  2,000         1,985
   4.90%, 08/27/99 .................................  2,000         1,985
   4.88%, 09/16/99 .................................  1,000           990
   4.84%, 10/08/99 .................................  1,000           987
   4.93%, 10/12/99 .................................  1,789         1,764
   4.84%, 10/22/99 .................................  2,000         1,970

SCHWAB MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (IN THOUSANDS) (CONTINUED)
JUNE 30, 1999 (UNAUDITED)

                                                       PAR           VALUE
---------------------------------------------------------------------------
Tennessee Valley Authority
   4.76%, 07/07/99 ................................. $2,000        $ 1,998
   4.77%, 07/07/99 .................................  2,000          1,998
   4.76%, 07/09/99 .................................  4,000          3,996
   4.90%, 07/20/99 .................................  4,000          3,990
   4.82%, 07/22/99 .................................  9,000          8,975
                                                                   -------
TOTAL U.S. GOVERNMENT SECURITIES
   (Cost $99,237)  ...............................................  99,237
                                                                   -------


REPURCHASE AGREEMENTS--8.8% (a)                  MATURITY VALUE     VALUE
---------------------------------------------------------------------------
Credit Suisse First Boston Corp. Tri-Party Repurchase
   Agreement Collaterized by U.S. Government Securities
      4.80%    Issue  06/30/99
               Due    07/01/99 .....................  9,070          9,069
                                                                  --------
TOTAL REPURCHASE AGREEMENTS
   (Cost $9,069) ................................................    9,069
                                                                  --------
TOTAL INVESTMENTS--104.4%
   (Cost $108,306) ..............................................  108,306
                                                                  --------
OTHER ASSETS AND LIABILITIEs--(4.4)%
Other assets ....................................................       36
Liabilities .....................................................   (4,574)
                                                                  --------
                                                                    (4,538)
                                                                  --------
NET ASSETS--100.0% .............................................. $103,768
                                                                  ========

-----------
NOTES TO SCHEDULE OF INVESTMENTS

Yields shown are effective yields at the time of purchase. Yields for each security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Repurchase agreement due dates are considered the maturity date. Repurchase agreement with due dates later than seven days from issue dates may be subject to seven day putable demand features for liquidity purposes.

See accompanying Notes to Financial Statements.

SCHWAB MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)
JUNE 30, 1999 (UNAUDITED)


ASSETS:
   Investments, at value (Cost: $108,306) ..................  $108,306
   Receivables:
      Interest .............................................         1
   Prepaid expenses ........................................        35
                                                              --------
      Total assets .........................................   108,342
                                                              --------
LIABILITIES:
   Payables:
      Dividends ............................................        67
      Fund shares redeemed .................................     4,485
      Investment advisory and administration fees ..........         7
   Other liabilities .......................................        15
                                                              --------
      Total liabilities ....................................     4,574
                                                              --------
Net assets applicable to outstanding shares ................  $103,768
                                                              ========
NET ASSETS consist of:
   Paid-in capital .........................................  $103,781
   Accumulated net realized loss on investments sold .......       (13)

                                                              $103,768
                                                              ========
PRICING OF SHARES:
   Outstanding shares, $0.00001 par value
   (unlimited shares authorized) ...........................   103,813
NET ASSET VALUE, offering and redemption price per share ...     $1.00


-------------
See accompanying Notes to Financial Statements.

SCHWAB MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (IN THOUSANDS)
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

-----------------------------------------------------------------------
INTEREST INCOME ................................................ $2,344
                                                                 ------
EXPENSES:
   Investment advisory and administration fees .................    206
   Custodian and portfolio accounting fees .....................     35
   Registration fees ...........................................      6
   Professional fees ...........................................      9
   Shareholder reports .........................................     13
   Trustees' fees ..............................................      5
   Insurance and other expenses ................................      6
                                                                 ------
 ...............................................................    280
Less: expenses reduced (see Note 4) ............................    (40)
                                                                 ------
      Total expenses incurred by fund ..........................    240
                                                                 ------
NET INVESTMENT INCOME ..........................................  2,104
NET REALIZED LOSS ON INVESTMENTS SOLD ..........................     (1)
                                                                 ------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............... $2,103
                                                                 ======

-----------
See accompanying Notes to Financial Statements

SCHWAB MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

                                                    Six months
                                                       ended         Year ended
                                                   June 30, 1999    December 31,
                                                    (unaudited)        1998
                                                  ---------------   ----------
OPERATIONS:
   Net investment income .........................  $  2,104         $  3,425
   Net realized loss on investments sold .........        (1)              (9)
                                                   ---------        ---------
   Increase in net assets resulting
     from operations .............................     2,103            3,416
                                                   ---------        ---------
   Dividends to shareholders from
     net investment income
      (see Note 2): ..............................    (2,104)          (3,447)
                                                   ---------        ---------

CAPITAL SHARE TRANSACTIONS: (at $1.00 per share):
   Proceeds from shares sold .....................   227,350          219,491
   Net asset value of shares issued
     in reinvestment of dividends ................     2,414            3,327
   Less payments for shares redeemed .............  (204,261)        (192,489)
                                                   ---------        ---------
   Increase in net assets from capital
     share transactions ..........................    25,503           30,329
                                                   ---------        ---------
Total increase in net assets .....................    25,502           30,298

NET ASSETS:
   Beginning of period ...........................    78,266           47,968
                                                   ---------        ---------
   End of period ................................. $ 103,768        $  78,266
                                                   =========        =========

----------------
See accompanying Notes to Financial Statements.

SCHWAB MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                   1999 1         1998         1997        1996         1995         1994 2
                                                  --------       -------     -------      -------      -------       ------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning
   of period                                      $  1.00        $  1.00     $  1.00      $  1.00      $  1.00       $ 1.00
                                                  --------       -------     -------      -------      -------       ------
From investment operations:
   Net investment income                              0.02          0.05        0.05         0.05         0.05         0.03
                                                  --------       -------     -------      -------      -------       ------
   Total from investments
     operations                                       0.02          0.05        0.05         0.05         0.05         0.03
Less distributions:

   Dividends from net investment
     income                                          (0.02)        (0.05)      (0.05)       (0.05)       (0.05)       (0.03)
                                                  --------       -------     -------      -------      -------       ------
   Total distributions                               (0.02)        (0.05)      (0.05)       (0.05)       (0.05)       (0.03)
                                                  --------       -------     -------      -------      -------       ------
NET ASSET VALUE AT END
   OF PERIOD                                      $  1.00        $  1.00     $  1.00      $  1.00      $  1.00       $ 1.00
                                                  ========       =======     =======      =======      =======       ======
Total return (%)                                      2.19**        5.07        5.12         4.98         5.26         2.55**
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of net operating expenses to
   average net assets                                 0.50*         0.50        0.50         0.50         0.50         0.50*

Reductions reflected in above
   expense ratio                                      0.08*         0.11        0.21         0.45         0.52         1.60*
Ratio of net investment income
   to average net assets                              4.38*         4.91        5.01         4.87         5.17         4.16*
Net assets, end of period (000s)                  $103,768       $78,266     $47,968      $27,431      $16,912       $7,409

--------------
1 For the six months ended June 30, 1999 (unaudited).
2 For the period May 3, 1994 (commencement of operations) to December 31, 1994.
* Annualized.
** Not annualized.

See accompanying Notes to Financial Statements.

SCHWAB MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
(All dollar amounts are in thousands unless otherwise noted)

1. DESCRIPTION OF THE FUND

   The Schwab Money Market Portfolio (the "fund") is a series of Schwab Annuity Portfolios (the "Trust"), a diversified, no-load, open-end, management investment company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment company Act of 1940 (the "Act"), as amended.

   The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.


   SECURITY TRANSACTIONS AND INTEREST INCOME -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

   REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the fund's custodian, except in the case of a tri-party repurchase agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

   EXPENSES -- Expenses arising in connection with the fund are charged directly to the fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

   FEDERAL INCOME TAXES -- It is the fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The fund is considered a separate entity for federal income tax purposes.

   As of December 31, 1998, the unused capital loss carryforwards for Federal income tax purposes with expiration dates, were as follows:

           Expiring in:
           -----------
           12/31/05             $1
           12/31/06             $3
                                --
                                $4
                                ==

SCHWAB MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
(All dollar amounts are in thousands unless otherwise noted)

3. TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the fund pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on such assets in excess of $1 billion to $10 billion, 0.32% on such assets in excess of $10 billion to $20 billion, and 0.30% on such assets in excess of $20 billion. Prior to May 1, 1999 the fund paid an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.45% on the next $2 billion, 0.40% on the next $7 billion, 0.37% on the next $10 billion, and 0.34% on such net assets in excess of $20 billion. The investment adviser has reduced a portion of its fee for the six months ended June 30, 1999 (see Note 4).

   OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers or directors of the investment adviser. During the six months ended June 30, 1999, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Act, as amended. The fund incurred fees of $5 related to the Trusts unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB

   The investment adviser guarantees that, through at least April 30, 2000, the fund's total operating expenses will not exceed 0.50% of the fund's average daily net assets, after waivers and reimbursements. For purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes. For the six months ended June 30, 1999, the total of such fees and expenses reduced by the investment adviser was $40.

SCHWAB ANNUITY PORTFOLIOS
JUNE 30, 1999 SEMI-ANNUAL REPORT
MARKET OVERVIEW


U.S. ECONOMIC GROWTH
The U.S. economy, as measured by gross domestic product (GDP), continued its remarkable expansion with a strong real growth rate of 3.3% during the first half of 1999. The second quarter growth rate of 2.3% marks the 33rd consecutive quarter of positive growth--the longest peacetime expansion ever.
Strong consumer spending leveraged by record domestic stock market levels and its associated wealth effect continued to provide momentum for this historic expansion.



[BAR CHART OMITTED]

REAL GDP GROWTH RATE
Quarterly Percent Change (Annualized Rate)

PLOT POINTS FOLLOWS:

Q1 1990   3.9

Q2 1990   1.2

Q3 1990  -1.9

Q4 1990  -4

Q1 1991  -2.1

Q2 1991   1.8

Q3 1991   1

Q4 1991   1

Q1 1992   4.7

Q2 1992   2.5

Q3 1992   3

Q4 1992   4.3

Q1 1993   0.1

Q2 1993   2

Q3 1993   2.1

Q4 1993   5.3

Q1 1994   3

Q2 1994   4.7

Q3 1994   1.8

Q4 1994   3.6

Q1 1995   0.9

Q2 1995   0.3

Q3 1995   3

Q4 1995   2.2

Q1 1996   1.8

Q2 1996   6

Q3 1996   1

Q4 1996   4.3

Q1 1997   4.9

Q2 1997   3.3

Q3 1997   3.1

Q4 1997   3.7

Q1 1998   5.5

Q2 1998   1.8

Q3 1998   3.7

Q4 1998   5.6

Q1 1999   4.3

Q2 1999   2.3


Source: Bloomberg L.P.


The consensus of most economists is that the U.S.
economy appears poised for continued growth, but at a more moderate pace than the 4.3% rate experienced during 1998. High levels of consumer confidence and spending, low interest rates, rising real wages and strong gains in stock prices have been the principal factors continuing this lengthy expansion. Last year's concerns over the impact of international economic problems have been displaced by concerns over imbalances in the domestic economy, namely the surging current account (trade) deficit, record high stock valuations, and the negative savings rate.
Going forward, the behavior of domestic consumers in response to continued stock market volatility may also be a key determinant of whether the economy continues on its current course or softens throughout the remainder of 1999.

UNEMPLOYMENT
Labor markets continue to be extremely tight in many areas of the country. After declining to 4.2% in May -- the lowest level in 28 years -- the U. S.
unemployment rate stood at 4.3% in June. Growth in the labor force has slowed, and there continues to be concern that wage and benefits increases may begin


[LINE CHART OMITTED]

U.S. UNEMPLOYMENT RATE

PLOT POINTS FOLLOWS:

Jan-90   5.4

Feb-90   5.3

Mar-90   5.2

Apr-90   5.4

May-90   5.4

Jun-90   5.2

Jul-90   5.5

Aug-90   5.7

Sep-90   5.9

Oct-90   5.9

Nov-90   6.2

Dec-90   6.3

Jan-91   6.4

Feb-91   6.6

Mar-91   6.8

Apr-91   6.7

May-91   6.9

Jun-91   6.9

Jul-91   6.8

Aug-91   6.9

Sep-91   6.9

Oct-91   7

Nov-91   7

Dec-91   7.3

Jan-92   7.3

Feb-92   7.4

Mar-92   7.4
Apr-92   7.4

May-92   7.6

Jun-92   7.8

Jul-92   7.7

Aug-92   7.6

Sep-92   7.6

Oct-92   7.3

Nov-92   7.4

Dec-92   7.4

Jan-93   7.3

Feb-93   7.1

Mar-93   7

Apr-93   7.1

May-93   7.1

Jun-93   7

Jul-93   6.9

Aug-93   6.8

Sep-93   6.7

Oct-93   6.8

Nov-93   6.6

Dec-93   6.5

Jan-94   6.6

Feb-94   6.6

Mar-94   6.5

Apr-94   6.4

May-94   6

Jun-94   6.1

Jul-94   6.1

Aug-94   6.1

Sep-94   5.9

Oct-94   5.8

Nov-94   5.6

Dec-94   5.4

Jan-95   5.6

Feb-95   5.4

Mar-95   5.4

Apr-95   5.7

May-95   5.6

Jun-95   5.6

Jul-95   5.7

Aug-95   5.7

Sep-95   5.7

Oct-95   5.6

Nov-95   5.6

Dec-95   5.6

Jan-96   5.7

Feb-96   5.5

Mar-96   5.5

Apr-96   5.5

May-96   5.5

Jun-96   5.3

Jul-96   5.5

Aug-96   5.2

Sep-96   5.2

Oct-96   5.3

Nov-96   5.4

Dec-96   5.3

Jan-97   5.3

Feb-97   5.3

Mar-97   5.2

Apr-97   5

May-97   4.8

Jun-97   5

Jul-97   4.9

Aug-97   4.9

Sep-97   4.9

Oct-97   4.8

Nov-97   4.6

Dec-97   4.7

Jan-98   4.7

Feb-98   4.6

Mar-98   4.7

Apr-98   4.3

May-98   4.3

Jun-98   4.5

Jul-98   4.5

Aug-98   4.5

Sep-98   4.6

Oct-98   4.6

Nov-98   4.4

Dec-98   4.3

Jan-99   4.3

Feb-99   4.4

Mar-99   4.2

Apr-99   4.33

May-99   4.2

Jun-99   4.3


Source: Bloomberg L.P.



to put more pressure on labor costs (refer to Employment Cost Index below).

INFLATION
Price inflation continued to remain well contained.
The CPI rose just 2.0% for the year ended June 1999.
Its core rate (which excludes the more volatile food and energy components) rose 2.1%. The GDP price deflator, the broadest measure of inflation, showed prices rising at an annual rate of 2.1% during the second quarter. The Employment Cost Index, which measures inflation in wages, salaries and benefits was also well contained, increasing 3.2% for the year ended June 1999.


[LINE CHART OMITTED]

MEASURES OF INFLATION
--- Quaraterly Employment Cost Index -- YOY% Change
--- Monthly Consumer Price Index -- YOY% Change

PLOT POINTS FOLLOWS:

Jan-90   5.2      5.5

Feb-90   5.3      5.5

Mar-90   5.2      5.5

Apr-90   4.7      5.4

May-90   4.4      5.4

Jun-90   4.7      5.4

Jul-90   4.8      5.2

Aug-90   5.6      5.2

Sep-90   6.2      5.2

Oct-90   6.3      4.9

Nov-90   6.3      4.9

Dec-90   6.1      4.9

Jan-91   5.7      4.6

Feb-91   5.3      4.6

Mar-91   4.9      4.6

Apr-91   4.9      4.6

May-91   5        4.6

Jun-91   4.7      4.6

Jul-91   4.4      4.3

Aug-91   3.8      4.3

Sep-91   3.4      4.3

Oct-91   2.9      4.3

Nov-91   3        4.3

Dec-91   3.1      4.3

Jan-92   2.6      4

Feb-92   2.8      4

Mar-92   3.2      4

Apr-92   3.2      3.6

May-92   3        3.6

Jun-92   3.1      3.6

Jul-92   3.2      3.5

Aug-92   3.1      3.5

Sep-92   3        3.5

Oct-92   3.2      3.5

Nov-92   3        3.5

Dec-92   2.9      3.5

Jan-93   3.3      3.5

Feb-93   3.2      3.5

Mar-93   3.1      3.5

Apr-93   3.2      3.6

May-93   3.2      3.6

Jun-93   3        3.6

Jul-93   2.8      3.6

Aug-93   2.8      3.6

Sep-93   2.7      3.6

Oct-93   2.8      3.5

Nov-93   2.7      3.5

Dec-93   2.7      3.5

Jan-94   2.5      3.2

Feb-94   2.5      3.2

Mar-94   2.5      3.2

Apr-94   2.4      3.2

May-94   2.3      3.2

Jun-94   2.5      3.2

Jul-94   2.8      3.2

Aug-94   2.9      3.2

Sep-94   3        3.2

Oct-94   2.6      3

Nov-94   2.7      3

Dec-94   2.7      3

Jan-95   2.8      2.9

Feb-95   2.9      2.9

Mar-95   2.9      2.9

Apr-95   3.1      2.9

May-95   3.2      2.9

Jun-95   3        2.9

Jul-95   2.8      2.7

Aug-95   2.6      2.7

Sep-95   2.5      2.7

Oct-95   2.8      2.7

Nov-95   2.6      2.7

Dec-95   2.5      2.7

Jan-96   2.7      2.8

Feb-96   2.7      2.8

Mar-96   2.8      2.8

Apr-96   2.9      2.9

May-96   2.9      2.9

Jun-96   2.8      2.9

Jul-96   3        2.8

Aug-96   2.9      2.8

Sep-96   3        2.8

Oct-96   3        2.9

Nov-96   3.3      2.9

Dec-96   3.3      2.9

Jan-97   3        2.9

Feb-97   3        2.9

Mar-97   2.8      2.9

Apr-97   2.5      2.8

May-97   2.2      2.8

Jun-97   2.3      2.8

Jul-97   2.2      3

Aug-97   2.2      3

Sep-97   2.2      3

Oct-97   2.1      3.3

Nov-97   1.8      3.3

Dec-97   1.7      3.3

Jan-98   1.6      3.3

Feb-98   1.4      3.3

Mar-98   1.4      3.3

Apr-98   1.4      3.5

May-98   1.7      3.5

Jun-98   1.7      3.5

Jul-98   1.7      3.7

Aug-98   1.6      3.7

Sep-98   1.5      3.7

Oct-98   1.5      3.4

Nov-98   1.5      3.4

Dec-98   1.6      3.4

Jan-99   1.7      3

Feb-99   1.6      3

Mar-99   1.7      3

Apr-99   2.3      3.2

May-99   2.1      3.2

Jun-99   2        3.2

Source: Bloomberg L.P.



Even though there is little evidence of acceleration in core inflation, the Fed has expressed concerns that should labor markets continue to tighten, significant increases in wages, in excess of productivity growth, will inevitably emerge. In this environment, productivity growth becomes particularly important. Strong


                                                     ----------
                                                         1

SCHWAB ANNUITY PORTFOLIOS
JUNE 30, 1999 SEMI-ANNUAL REPORT
MARKET OVERVIEW (CONTINUED)



productivity gains allow companies to pay higher wages without raising prices. Non-farm productivity grew 2.2% in 1998 and at a 2.4% annualized rate in the first half of 1999, continuing a healthy trend that began in 1996.

ASSET CLASS PERFORMANCE
Large-cap domestic stocks, as represented by the S&P 500@ Index, continued to be the strongest performing asset class, achieving a total return of 12.4% for the six-month period. Within the S&P
500, value stocks displaced growth stocks as the strongest performing style for the period. Small-cap stocks as represented by the Russell 2000@ Index, also experienced a positive return of 9.3%.




Total Return Performance--Growth of a Dollar Invested

PLOT POINTS FOLLOWS:

                 S&P 500    Russell Small Cap Index    MSCE Index    Lehman Aggregate Bond Index
Dec-98              1                  1                    1                    1

Jan-99              1.042              1.013                0.997                1.007

Feb-99              1.009              0.931                0.973                0.989

Mar-99              1.05               0.946                1.014                0.995

Apr-99              1.09               1.03                 1.055                0.998

May-99              1.065              1.044                1.001                0.989

Jun-99              1.124              1.091                1.04                 0.986

Compiled by Charles Schwab & Co., Inc.
Source: Bloomberg L.P.



Assisted by the rebound in Asian markets, International stock returns, as represented by the MSCI EAFE@ Index, experienced a positive total return of 4.0% for the six-month reporting period.

Reflecting the moderate rise in intermediate and long-term interest rates, fixed income returns were generally weak for the period. Bond returns, as represented by the Lehman Brothers Aggregate
Bond Index, were a negative 1.4% for the six-month reporting period.

U.S. EQUITY VALUATION
The price/earnings ratio for the S&P 500 Index reached new record highs during the reporting period and ended the period at a lofty 34.7 times earnings, more than twice its long term average.



[LINE CHART OMITTED]

PLOT POINTS FOLLOWS:

S&P 500 INDEX PRICE EARNINGS RATIO

Jan-90   14.37

Feb-90   14.21

Mar-90   14.77

Apr-90   14.82

May-90   15.84

Jun-90   16.66

Jul-90   16.65

Aug-90   15.57

Sep-90   14.9

Oct-90   14.36

Nov-90   14.59

Dec-90   15.19

Jan-91   14.95

Feb-91   16.82

Mar-91   17.48

Apr-91   17.85

May-91   17.92

Jun-91   17.96

Jul-91   18.07

Aug-91   19.72

Sep-91   19.88

Oct-91   19.92

Nov-91   21.02

Dec-91   21.85

Jan-92   23.35

Feb-92   23.83

Mar-92   25.45

Apr-92   25.51

May-92   25.71

Jun-92   25.08

Jul-92   25.61

Aug-92   25.5

Sep-92   24.37

Oct-92   23.94

Nov-92   24.08

Dec-92   24.01

Jan-93   24.2

Feb-93   24.25

Mar-93   24.22

Apr-93   23.2

May-93   23.21

Jun-93   22.58

Jul-93   22.52

Aug-93   23.02

Sep-93   23.74

Oct-93   23.97

Nov-93   22.55

Dec-93   23.55

Jan-94   22.98

Feb-94   21.17

Mar-94   20.34

Apr-94   20.1

May-94   20.16

Jun-94   19.76

Jul-94   18.64

Aug-94   18.9

Sep-94   18.26

Oct-94   17.55

Nov-94   16.58

Dec-94   16.98

Jan-95   16.23

Feb-95   16.2

Mar-95   16.5

Apr-95   16.02

May-95   16.43

Jun-95   16.82

Jul-95   16.55

Aug-95   16.18

Sep-95   16.86

Oct-95   16.18

Nov-95   17.14

Dec-95   17.41

Jan-96   18.11

Feb-96   18.56

Mar-96   18.94

Apr-96   19.16

May-96   19.48

Jun-96   19.3

Jul-96   18.31

Aug-96   18.62

Sep-96   19.75

Oct-96   19.6

Nov-96   21.05

Dec-96   20.7

Jan-97   20.55

Feb-97   20.98

Mar-97   19.87

Apr-97   20.24

May-97   21.43

Jun-97   22.45
Jul-97   23.92

Aug-97   22.64

Sep-97   24

Oct-97   22.84

Nov-97   24.02

Dec-97   24.51

Jan-98   24.99

Feb-98   26.44

Mar-98   27.76

Apr-98   26.51

May-98   26.12

Jun-98   27.09

Jul-98   26.78

Aug-98   22.77

Sep-98   24.23

Oct-98   27.53

Nov-98   30.14

Dec-98   31.97

Jan-99   33.29

Feb-99   32.65

Mar-99   33.78

Apr-99   33.9

May-99   32.74

Jun-99   34.7



Source: Bloomberg L.P.



The price/earnings ratio, also known as a multiple, is the price of a stock divided by its earnings per share, and generally indicates how much investors are willing to pay for a company's earning potential.
Based on other traditional market valuation measures such as the price-to-book value ratio or dividend yield, the U.S. stock market continues to remain at record high valuation levels.

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO MANAGEMENT TEAM

GERI HOM -- Vice President and Senior Portfolio
Manager, has primary responsibility for the day-to-day management of the Portfolio. Geri joined CSIM in March 1995 as Portfolio Manager and was promoted to her current position in December 1996. She currently manages approximately $10 billion in indexed equity mutual fund assets. Prior to joining
CSIM, Geri was a principal for Wells Fargo Nikko
Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.


                                                     ----------
                                                         2

SCHWAB ANNUITY PORTFOLIOS
JUNE 30, 1999 SEMI-ANNUAL REPORT
MARKET OVERVIEW (CONTINUED)


PORTFOLIO HIGHLIGHTS

[LINE CHART OMITTED]

S&P 500 PORTFOLIO HYPOTHETICAL
GROWTH CHART AS OF 06/30/99

PLOT POINTS FOLLOWS:

         S&P 500 Portfolio   S&P 500 Index
11/01/96       10000            10000
11/30/96       10750            10777
12/31/96       10530            10564
01/31/97       11170            11223
02/28/97       11250            11311
03/31/97       10780            10848
04/30/97       1410             11494
05/31/97       2090             12193
06/30/97       2630             12739
07/31/97       13620            13752
08/31/97       12860            12982
09/30/97       13560            13692
10/31/97       13120            13235
11/30/97       13720            13848
12/31/97       13948            14086
01/31/98       14098            14242
02/28/98       15108            15269
03/31/98       15869            16051
04/30/98       16029            16213
05/31/98       15739            15934
06/30/98       16369            16581
07/31/98       16189            16405
08/31/98       13848            14036
09/30/98       14738            14936
10/31/98       15929            16150
11/30/98       16879            17129
12/31/98       17862            18116
01/31/99       18595            18873
02/28/99       18012            18286
03/31/99       18726            19017
04/30/99       19439            19753
05/31/99       18967            19287
06/30/99       20012            20357

Source: Bloomberg L.P.

[BULLET] The graph above compares the growth of a hypothetical $10,000 investment in the Schwab
         S&P 500 Portfolio at inception, with a similar investment in the S&P 500@ Index.
[BULLET] THE INFORMATION IS HISTORICAL AND DOES NOT
         REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME
         REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS
         DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT
         RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES,
         WHEN REDEEMED, MAY BE WORTH MORE OR LESS
         THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED
         AND DO NOT REFLECT ADVISORY FEES AND OTHER
         EXPENSES ASSOCIATED WITH AN INVESTMENT IN THE
         PORTFOLIO. INVESTORS CANNOT INVEST IN AN INDEX
         DIRECTLY.

Q. HOW DID THE PORTFOLIO PERFORM DURING THE
   REPORTING PERIOD?
A. As discussed in the Market Overview section, large cap domestic stocks (such as those in the S&P 500 Index) continued to be the strongest performing major asset class for the reporting period. The S&P 500 Portfolio achieved a total return of 12.04% and 22.25% for the six-month and 12-month reporting periods ended 6/30/99, respectively. The since-inception (11/1/96) average annual return was 29.76%1. The Portfolio continued to closely track the performance of its benchmark, the S&P 500 Index.

Unlike the Portfolio, the Index does not incur management and other Portfolio costs that reduce returns to the shareholders. Additionally, the


1 A portion of the S&P 500 Portfolio's expenses was reduced. Without these reductions, the Portfolio's six-month, 12-month and since-inception average annual returns would have been 12.00%, 22.02%, and 28.95%, respectively.


Portfolio, unlike the Index, holds a small portion in cash to meet shareholder redemptions and to pay
Portfolio expenses. The cash portion earns interest at money market rates, which may be more or less than the returns of the Index during a given period. Also, the weighting of any particular security in the Portfolio can be greater or less than in the Index.
Lastly, unlike the Index, the Portfolio incurs trading costs when it buys or sells stocks.

Taken together, these factors cause the difference in the returns of the Portfolio compared to the Index, a difference referred to as the Portfolio's "tracking differential." The tracking differential for the Portfolio during the six-month reporting period was 0.34%. Given the Portfolio's current ratio of expenses to average net assets (0.28%), and the components of tracking error (as discussed above), we are satisfied with this level of tracking error.

Q. HOW HAVE THE INDUSTRY SECTORS IN THE S&P 500
   INDEX CHANGED OVER THE LAST FIVE YEARS?
A. The chart below shows the top ten economic sectors of the S&P 500 Index as of 4/30/99 as well as the historical weightings of these sectors since
   4/30/95. Since 1995, the Index has become moderately more concentrated, with the top ten sectors currently representing approximately 70% of the total versus approximately 60% in 1995.
   The sectors with the largest gains during the period were Business Machines (from 5.4% to
   12.1%) and Miscellaneous Finance (from 2.8% to 5.9%). The sectors with the largest declines during the period were International Oil
   (from 7.3% to 4.7%) and Food and Agriculture
   (from 6.6% to 4.1%).


S&P 500 Index  4/30/95   4/30/96   4/30/97  4/30/98  4/30/99
-------------------------------------------------------------
Business
  Machines      5.40       5.87      6.95    7.74    12.10
Drugs &
  Medicine      9.32      10.10     10.79   11.61    11.08
Telephone       8.35       8.17      6.28    6.74     8.36
Banks           5.58       7.02      7.82    8.82     7.14
Retail          5.56       4.93      4.59    5.26     6.30
Miscellaneous
  Finance       2.79       3.10      3.55    4.94     5.93
Electronics     4.56       4.79      6.03    5.94     5.61
Producer
  Goods         5.52       5.53      5.54    5.32     4.85
International
  Oil           7.27       6.63      6.55    5.65     4.65
Food &
Agriculture     6.57       6.26      6.68    5.66     4.14
------------------------------------------------------------
               60.92      62.41     64.78   67.68    70.16

Source: Bloomberg L.P.

                                                     ----------
                                                         3

SCHWAB ANNUITY PORTFOLIOS
JUNE 30, 1999 SEMI-ANNUAL REPORT
MARKET OVERVIEW (CONTINUED)


SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO MANAGEMENT TEAM

GERI HOM -- Vice President and Senior Portfolio
Manager, has primary responsibility for the day-to-day management of the equity securities in the portfolio.
Geri joined CSIM in March 1995 as Portfolio
Manager and was promoted to her current position in December 1996. She currently manages approxi-mately $15 billion in indexed equity mutual fund assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and Vice
President and Manager of the Domestic Equity
Portfolio Management Group for Wells Fargo Nikko.

KIMON DAIFOTIS -- Vice President and Senior
Portfolio Manager, has primary responsibility for the day-to-day management of the bonds and cash equivalents in the portfolio. Kimon joined CSIM in his current capacity in October 1997. For five years prior to joining Schwab, he was employed by Lehman
Brothers, most recently as Vice President in fixed income institutional sales and, prior to that, Senior
Portfolio Strategist.

PORTFOLIO HIGHLIGHTS

[LINE CHART OMITTED]

PLOT POINTS FOLLOWS:

              Schwab MarketTrack Growth Portfolio II Hypothetical
                          Growth Chart as of 06/30/99
                                            Lehman Brothers
       Schwab MarketTrack                      Aggregate    Growth Composite
       Growth Portfolio II   S&P 500 Index    Bond Index        Index II
11/1/96        10000             10000           10000           10000
1/30/96        10490             10777           10178           10420
12/31/96       10420             10564           10083           10396
1/31/97        10670             11223           10115           10645
2/28/97        10710             11311           10140           10615
3/31/97        10460             10848           10027           10349
4/30/97        10780             11494           10178           10514
5/31/97        11420             12193           10274           11161
6/30/97        11940             12739           10397           11588
7/31/97        12650             13752           10677           12184
8/31/97        12200             12982           10587           11841
9/30/97        12880             13692           10743           12440
10/31/97       12520             13235           10899           11980
11/30/97       12730             13848           10942           12038
12/31/97       12977             14086           10949           12154
1/31/98        13037             14242           11060           12242
2/28/98        13779             15269           11201           12936
3/31/98        14199             16051           11192           13442
4/30/98        14320             16213           11230           13575
5/31/98        14019             15934           11388           13357
6/30/98        14240             16581           11289           13502
7/31/98        13959             16405           11396           13280
8/31/98        12285             14036           11705           11617
9/30/98        12696             14936           11979           11915
10/31/98       13478             16150           11915           12510
11/30/98       14079             17129           11983           13094
12/30/98       14673             18116           12019           13681
1/31/99        14921             18873           12104           13898
2/28/99        14395             18286           11893           13404
3/31/99        14807             19017           11958           13766
4/30/99        15405             19753           11996           14320
5/31/99        15127             19287           11891           14111
6/30/99        15735             20357           11853           14747


Compiled by Charles Schwab & Co., Inc.

[BULLET] The graph above compares the growth of a hypothetical $10,000 investment in the Schwab
         MarketTrack Growth Portfolio II at the inception, with a similar investment in the S&P 500@ Index, Growth Composite Index II1 and the Lehman
         Brothers Aggregate Bond Index.
[BULLET] THE INFORMATION IS HISTORICAL AND DOES NOT
         REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME
         REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS
         DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT
         RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES,
         WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN
         THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND
         DO NOT REFLECT ADVISORY FEES AND OTHER EXPENSES
         ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO.
         INVESTORS CANNOT INVEST IN AN INDEX DIRECTLY.


PORTFOLIO HIGHLIGHTS

Q. HOW DID THE PORTFOLIO PERFORM DURING THE
   REPORTING PERIOD?
A. As discussed in the Market Overview section and detailed in the table below, there was a wide range of returns for the various asset classes during the reporting period. The Portfolio's six-month return for the period ended 6/30/99 of 7.23% was a reflection of the Portfolio's holdings in these various asset categories. The 12-month return was 10.50%.
   The since-inception (11/1/96) average annual return was 18.58%2.



                                                Six-Month      Portfolio
                                                Returns as     Neutral
   Asset Class             Index                of 6/30/99     Target
---------------------------------------------------------------------------

Large-Cap Stocks       S&P 500 Index              12.38%        40%
Small-Cap Stocks       Schwab Small-Cap
                         Index@                   11.28%        20%
International Stocks   Schwab International
                         Index@                    5.12%        20%
Bonds                  Lehman Brothers
                         Aggregate Bond Index     -1.37%        15%
Cash Equivalents       3-Month U.S. Treasury
                         Bill                      2.29%         5%
---------------------------------------------------------------------------
Source: Bloomberg L.P.



1 The Growth Composite Index II is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. As of 6/30/99, there were 2,032 large-cap funds, 824 small-cap funds, 645 foreign funds and 560 intermediate-term bond funds tracked by Morningstar. Performance includes changes in price and reinvestment of dividends and capital gains. The hypothetical $10,000 investments assume investment on the first day of the month following Fund inception and include changes in share prices and reinvestment of dividends and capital gains.

2 A portion of the Schwab MarketTrack Growth Portfolio II's expenses was reduced. Without these reductions, the Portfolio's six-month, 12-month and since-inception average annual returns would have been 6.66%, 9.60% and 17.22%, respectively.

                                                     ----------
                                                         4

SCHWAB ANNUITY PORTFOLIOS
JUNE 30, 1999 SEMI-ANNUAL REPORT
MARKET OVERVIEW (CONTINUED)


Because the Portfolio is designed to incorporate a mix of different asset classes, its return over any given period is expected to lag the return of the strongest performing asset class. Conversely, the return of the Portfolio is expected to exceed that of the worst performing asset class for any given period. By dampening the return volatility of any single asset class, the Portfolio is designed to provide more stable returns throughout market cycles which, on a risk-adjusted basis, is expected to be favorable over extended periods of time.

Q. CAN YOU PROVIDE AN EXAMPLE OF HOW ASSET
   ALLOCATION REDUCES PORTFOLIO VOLATILITY?
A. Adding bonds and cash equivalents to a stock portfolio can help reduce its overall risk. The following chart displays the high, low, and average annual returns from 1970 - 1998 for five hypothetical portfolios representing the returns of stocks and bonds measured by indices1.# As the chart demonstrates, adding bonds to a stock-heavy portfolio would have reduced risk while still producing competitive returns.


        Hypothetical MarketTrack Report-
 Effect of Adding Bonds to an All-Stock Portfolio

                         90%      80%       70%      60%
                       STOCKS   STOCKS    STOCKS   STOCKS
             100%        10%      20%       30%      40%
            STOCKS      BONDS    BONDS     BONDS    BONDS
-----------------------------------------------------------

 Maximum     37.43      35.37    33.30    31.24    29.18
 Average     13.48%     13.14%   12.77%   12.38%   11.97%
 Minimum    -26.47     -23.25   -20.04   -16.82   -13.60
-----------------------------------------------------------
Compiled by Charles Schwab & Co., Inc.



A portfolio comprising 40% bonds and 60% stocks, for example, achieved an average annual return of 11.97% -- roughly 1.5% less than the 13.48% return of the all-stock portfolio -- and with significantly less volatility. The lowest annual return of the portfolio invested 40% in bonds and 60% in stocks, which was actually a loss of 13.60%, was about half of the 26.47% loss in the all-stock portfolio. This hypothet-ical example is for illustrative purposes only and, of course, past performance does not guarantee future results.

Q. WHY DOES INVESTING IN ALL THE MAJOR ASSET CLASSES
   MAKE SENSE?
A. The chart below shows the performance of large-cap, small-cap, and international stocks over nine non-overlapping three-year periods spanning 1974 through 1998. The chart shows that the performance of the various asset classes varied considerably. Sometimes large-caps performed better than small-caps and vice versa. Some international stocks performed better than domestic stocks and vice versa. These shifting results are driven by the fact that different asset classes tended to take turns leading the market and these "performance cycles" have varied in length and magnitude, as shown by the chart.
   While these cycles may not be entirely random, predicting them can prove to be very difficult. By investing in several asset classes, you can partici-pate in the long-term return performance of the various classes, reduce portfolio volatility (com-pared to investing in just one asset class) and avoid the whole issue of trying to predict which asset class will be the next winner.

           Non-Overlapping 3-Year Intervals
                    1972 - 1998
                Annualized Returns

                          CRSP NY/AM/NM 6-
                S&P500            102         MSCIEAFE
              LARGE-CAP        SMALL-CAP    INTERNATIONAL
                STOCKS          STOCKS         STOCKS
----------------------------------------------------------

12/31/74        -9.28%         -22.01%         -2.76%
12/31/77        16.40%          43.46%         19.31%
12/31/80        18.67%          31.50%         21.06%
12/31/83        12.25%          20.23%          6.93%
12/31/86        18.50%          10.08%         42.15%
12/31/89        17.36%           9.37%         21.19%
12/31/92        10.82%          12.51%          8.68%
12/31/95        15.26%          15.01%         17.02%
12/31/98        28.27%          13.29%          9.31%
----------------------------------------------------------
Source: Bloomberg L.P.



1 The returns do not reflect actual investment in any security. The hypothetical returns are all weighted averages and assume reinvestment of dividends. The indices represented are the S&P 500@ Index and the Ibbotson Intermediate Government Bond Index. Indices are unmanaged, do not incur costs and expenses, and cannot be invested in directly.

2 Center for Research of Securities Prices NYSE/AMEX/NASDAQ 6 to 10 decile.


                                                     ----------
                                                         5

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)


                                                      NUMBER           VALUE
       COMMON STOCK--94.0%                          OF SHARES          (000S)
-------------------------------------------------------------------------------
       AEROSPACE/DEFENSE--1.3%
       Boeing Co. ...............................    9,596            $  424
       General Dynamics Corp. ...................    1,200                82
       Lockheed Martin Corp. ....................    3,900               145
       Northrop Grumman Corp. ...................      600                40
       Raytheon Co., Class B ....................    3,300               232
       Rockwell International Corp. .............    1,900               115
       Textron, Inc. ............................    1,600               132
       United Technologies Corp. ................    4,700               337
                                                                      ------
                                                                       1,507
                                                                      ------
       AIR TRANSPORTATION--0.4%
       AMR Corp./Del[dagger] ....................    1,800               123
       Delta Air Lines, Inc. ....................    1,300                75
       FDX Corp.[dagger] ........................    2,920               158
       Southwest Airlines Co. ...................    3,175                99
       U.S. Airways Group, Inc.[dagger] .........      800                35
                                                                      ------
                                                                         490
                                                                      ------
       ALCOHOLIC BEVERAGES--0.5%
       Adolph Coors Co., Class B ................      300                15
       Anheuser-Busch Companies, Inc. ...........    4,700               333
       Brown-Forman Corp., Class B ..............      700                46
       Seagram Co., Ltd. ........................    4,300               217
                                                                      ------
                                                                         611
                                                                      ------
       APPAREL--0.2%
       Fruit of the Loom, Inc., Class A[dagger] .      900                 9
       Liz Claiborne, Inc. ......................      500                18
       Nike, Inc., Class B ......................    2,700               171
       Reebok International, Ltd.[dagger] .......      600                11
       Russell Corp. ............................      400                 8
       VF Corp. .................................    1,100                47
                                                                      ------
                                                                         264
                                                                      ------
       AUTOMOTIVE PRODUCTS/MOTOR VEHICLES--1.5%
       B.F. Goodrich Co. ........................      700                30
       Cooper Tire & Rubber Co. .................      700                17
       Cummins Engine Co., Inc. .................      400                23
       Dana Corp. ...............................    1,578                73
       Danaher Corp. ............................    1,400                81
       Delphi Automotive Systems Corp. ..........    5,363               100
       Eaton Corp. ..............................      700                64
       Fleetwood Enterprises, Inc. ..............      300                 8
       Ford Motor Co. ...........................   11,900               672
       General Motors Corp. .....................    6,300               416

                                                     ----------
                                                         6

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)


                                                     NUMBER           VALUE
       COMMON STOCK (CONTINUED)                    OF SHARES         (000S)
-------------------------------------------------------------------------------
       AUTOMOTIVE PRODUCTS/MOTOR VEHICLES (CONTINUED)
       Genuine Parts Co. ........................    1,700             $  59
       Goodyear Tire & Rubber Co. ...............    1,600                94
       Navistar International Corp.[dagger]......      600                30
       TRW, Inc. ................................    1,200                66
                                                                       -----
                                                                       1,733
                                                                       -----
       BANKS--6.6%
       AmSouth Bancorp. .........................    1,650                38
       Bank of America Corp. ....................   17,212             1,262
       Bank of New York Co., Inc. ...............    7,400               271
       Bank One Corp. ...........................   11,706               697
       BankBoston Corp. .........................    3,000               153
       BB&T Corp. ...............................    3,100               114
       Chase Manhattan Corp. ....................    8,300               719
       Comerica, Inc. ...........................    1,550                92
       Fifth Third Bancorp. .....................    2,650               176
       First Union Corp. ........................    9,444               444
       Firstar Corp. ............................    6,600               185
       Fleet Financial Group, Inc. ..............    5,600               249
       Golden West Financial Corp. ..............      500                49
       Huntington Bancshares, Inc. ..............    1,930                68
       J.P. Morgan & Co., Inc. ..................    1,800               253
       KeyCorp, Inc. ............................    4,300               138
       Mellon Bank Corp. ........................    5,000               182
       Mercantile Bancorp., Inc. ................    1,600                91
       National City Corp. ......................    3,100               203
       Northern Trust Corp. .....................    1,200               116
       PNC Bank Corp. ...........................    2,900               167
       Regions Financial Corp. ..................    2,100                81
       Republic New York Corp. ..................    1,000                68
       SouthTrust Corp. .........................    1,600                61
       State Street Corp. .......................    1,600               137
       Summit Bancorp. ..........................    1,700                71
       SunTrust Banks, Inc. .....................    3,200               222
       Synovus Financial Corp. ..................    2,700                54
       U.S. Bancorp. ............................    7,231               246
       Union Planters Corp. .....................    1,400                63
       Wachovia Corp. ...........................    2,000               171
       Washington Mutual, Inc. ..................    5,816               206
       Wells Fargo Co. ..........................   16,300               697
                                                                       -----
                                                                       7,744
                                                                       -----

                                                     ----------
                                                         7

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 1999 (UNAUDITED)


                                                     NUMBER            VALUE
       COMMON STOCK (CONTINUED)                    OF SHARES          (000S)
------------------------------------------------------------------------------
       BUSINESS MACHINES & SOFTWARE--12.2%
       3Com Corp.[dagger] .......................    3,500           $    93
       Adobe Systems, Inc. ......................      700                58
       Apple Computer, Inc.[dagger] .............    1,500                69
       Autodesk, Inc. ...........................      600                18
       BMC Software, Inc.[dagger] ...............    2,300               124
       Cabletron Systems, Inc.[dagger] ..........    1,600                21
       Ceridian Corp.[dagger] ...................    1,400                46
       Cisco Systems, Inc.[dagger] ..............   31,400             2,023
       Compaq Computer Corp. ....................   16,770               397
       Computer Associates International, Inc. ..    5,200               286
       Compuware Corp.[dagger] ..................    3,500               111
       Data General Corp.[dagger] ...............      500                 7
       Dell Computer Corp.[dagger] ..............   25,000               925
       Gateway 2000, Inc.[dagger] ...............    1,700               100
       Hewlett-Packard Co. ......................   10,000             1,005
       Honeywell, Inc. ..........................    1,300               151
       International Business Machines Corp. ....   17,900             2,314
       Microsoft Corp.[dagger] ..................   50,200             4,527
       Network Appliance, Inc.[dagger] ..........      700                39
       Novell, Inc.[dagger] .....................    3,300                87
       Oracle Sytems Corp.[dagger] ..............   14,225               528
       Parametic Technology Corp.[dagger] .......    2,700                37
       PeopleSoft, Inc.[dagger] .................    2,500                43
       Pitney Bowes, Inc. .......................    2,600               167
       Seagate Technology, Inc.[dagger] .........    2,300                59
       Silicon Graphics, Inc.[dagger] ...........    1,800                29
       Sun Microsystems, Inc.[dagger] ...........    7,600               523
       Unisys Corp.[dagger] .....................    2,700               105
       Xerox Corp. ..............................    6,500               384
                                                                     -------
                                                                      14,276
                                                                     -------
       BUSINESS SERVICES--3.1%
       ADVO, Inc. ...............................      300                 6
       America Online, Inc.[dagger] .............   10,700             1,182
       Automatic Data Processing, Inc. ..........    6,000               264
       Browing-Ferris Industries, Inc. ..........    1,500                65
       Cendant Corp.[dagger] ....................    7,922               162
       Computer Sciences Corp.[dagger] ..........    1,600               111
       Deluxe Corp. .............................      800                31
       Ecolab, Inc. .............................    1,200                52
       Equifax, Inc. ............................    1,300                46
       First Data Corp. .........................    4,200               206

                                                     ----------
                                                         8

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)

                                                    NUMBER           VALUE
       COMMON STOCK (CONTINUED)                    OF SHARES         (000S)
       -----------------------------------------------------------------------
       BUSINESS SERVICES (CONTINUED)
       H&R Block, Inc. ..........................      900           $   45
       Interpublic Group of Companies, Inc. .....    1,400              121
       Laidlaw, Inc. ............................    2,900               21
       National Service Industries, Inc. ........      400               14
       Omnicom Group, Inc. ......................    1,800              144
       Paychex, Inc. ............................    2,400               77
       R.R. Donnelly & Sons Co. .................    1,200               44
       Tyco International Ltd. ..................    8,030              761
       Waste Management, Inc. ...................    6,057              326
                                                                     ------
                                                                      3,678
                                                                     ------
       CHEMICAL--1.7%
       Air Products & Chemicals, Inc. ...........    2,200               89
       ChemFirst, Inc. ..........................      200                5
       Dow Chemical Co. .........................    2,200              279
       E.I. du Pont de Nemours & Co. ............   11,100              758
       Eastman Chemical Co. .....................      800               41
       Great Lakes Chemical Corp. ...............      500               23
       Hercules, Inc. ...........................    1,100               43
       Minnesota Mining & Manufacturing Co. .....    3,900              339
       Nalco Chemical Co. .......................      700               36
       PPG Industries, Inc. .....................    1,700              100
       Praxair, Inc. ............................    1,500               73
       Rohm & Haas Co. ..........................    2,105               90
       Sigma-Aldrich Corp. ......................    1,000               34
       Union Carbide Corp. ......................    1,400               68
       W.R. Grace & Co.[dagger] .................      700               13
                                                                     ------
                                                                      1,991
                                                                     ------
       CONSTRUCTION--0.3%
       Armstrong World Industries, Inc. .........      400               23
       Centex Corp. .............................      600               23
       Crane Co. ................................      600               19
       Fluor Corp. ..............................      800               32
       Kaufman & Broad Home Corp. ...............      500               12
       Masco Corp. ..............................    3,400               98
       Owens Corning ............................      400               14
       Pulte Corp. ..............................      500               12
       Sherwin-Williams Co. .....................    1,800               50
       The Stanley Works ........................      900               29
       Vulcan Materials Co. .....................    1,100               53
                                                                     ------
                                                                        365
                                                                     ------

                                                     ----------
                                                         9

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)


                                                     NUMBER         VALUE
       COMMON STOCK (CONTINUED)                    OF SHARES        (000S)
---------------------------------------------------------------------------
       CONSUMER - DURABLE--0.3%
       Black & Decker Corp. .....................      900         $   57
       Fortune Brands, Inc. .....................    1,700             70
       Maytag Corp. .............................      900             63
       Newell Rubbermaid, Inc. ..................    2,724            127
       Whirlpool Corp. ..........................      700             52
                                                                   ------
                                                                      369
                                                                   ------
       CONSUMER - NONDURABLE--1.2%
       American Greetings Corp., Class A ........      700             21
       Darden Restaurants, Inc. .................    1,300             28
       Hasbro, Inc. .............................    1,925             54
       Jostens, Inc. ............................      200              4
       Mattel, Inc. .............................    4,000            106
       McDonald's Corp. .........................   13,400            554
       RJR Nabisco Holdings Corp. ...............    3,200             63
       Tricon Global Restaurants, Inc.[dagger] ..    1,600             87
       Unilever NV ..............................    5,567            388
       Wendy's International, Inc. ..............    1,300             37
                                                                   ------
                                                                    1,342
                                                                   ------
       CONTAINERS--0.1%
       Ball Corp. ...............................      300             13
       Bemis Co., Inc. ..........................      400             16
       Crown Cork & Seal Co., Inc. ..............    1,100             31
       Owens-Illinois, Inc.[dagger] .............    1,400             46
       Sealed Air Corp.[dagger] .................      814             53
                                                                   ------
                                                                      159
                                                                   ------
       ELECTRONICS--6.3%
       Advanced Micro Devices, Inc.[dagger] .....    1,300             23
       Andrew Corp.[dagger] .....................      850             16
       Applied Materials, Inc.[dagger] ..........    3,600            266
       EG&G, Inc. ...............................      400             14
       Electronic Data Systems Corp. ............    4,800            272
       EMC Corp.[dagger] ........................   10,000            550
       Emerson Electric Co. .....................    4,300            270
       General Instrument Corp.[dagger] .........    1,700             72
       Harris Corp. .............................      800             31
       Intel Corp. ..............................   32,700          1,946
       KLA-Tencor Corp.[dagger] .................      900             58
       LSI Logic Corp.[dagger] ..................    1,400             65
       Lucent Technologies, Inc. ................   29,895          2,016
       Micron Technology, Inc.[dagger] ..........    2,500            101

                                                     ----------
                                                        10

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)


                                                  NUMBER         VALUE
       COMMON STOCK (CONTINUED)                  OF SHARES       (000S)
-------------------------------------------------------------------------
       ELECTRONICS (CONTINUED)
       Motorola, Inc. .........................   5,900        $  559
       National Semiconductor Corp.[dagger] ...   1,500            38
       PE Corp-PE Biosystems Group ............     500            57
       Scientific-Atlanta, Inc. ...............     800            29
       Solectron Corp.[dagger] ................   2,400           160
       Tektronix, Inc. ........................     550            17
       Tellabs, Inc.[dagger] ..................   3,900           263
       Texas Instruments, Inc. ................   3,900           566
       Thermo Electron Corp.[dagger] ..........   1,600            32
       Thomas & Betts Corp. ...................     600            28
                                                               ------
                                                                7,449
                                                               ------
       ENERGY - RAW MATERIALS--0.9%
       Anadarko Petroleum Corp. ...............   1,400            52
       Apache Corp. ...........................   1,100            43
       Baker Hughes, Inc. .....................   3,080           103
       Burlington Resources, Inc. .............   1,652            71
       Constellation Energy Group[dagger] .....   1,400            41
       Halliburton Co. ........................   4,400           199
       Helmerich & Payne, Inc. ................     500            12
       McDermott International, Inc. ..........     700            20
       Occidental Petroleum Corp. .............   3,300            70
       ONEOK, Inc. ............................     300            10
       Rowan Companies, Inc.[dagger] ..........     700            13
       Schlumberger Ltd. ......................   5,300           338
       Sempra Energy ..........................   2,401            54
       Sunoco, Inc. ...........................     800            24
       Union Pacific Resources Group, Inc. ....   2,400            39
                                                               ------
                                                                1,089
                                                               ------
       FOOD & AGRICULTURE--3.6%
       Archer Daniels Midland Co.                 5,659            87
       Bestfoods, Inc.                            2,800           139
       Campbell Soup Co.                          4,300           199
       Coca-Cola Co.                             24,300         1,519
       Coca-Cola Enterprises, Inc.                4,200           125
       ConAgra, Inc.                              4,700           125
       General Mills, Inc.                        1,600           129
       H.J. Heinz Co.                             3,500           175
       Hershey Foods Corp.                        1,300            77
       Kellogg Co.                                4,000           132
       Monsanto Co.                               6,200           245
       PepsiCo, Inc.                             14,600           565
       Pioneer-Hi-Bred International, Inc.        2,400            93

                                                     ----------
                                                        11

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)


                                                    NUMBER           VALUE
       COMMON STOCK (CONTINUED)                   OF SHARES          (000S)
----------------------------------------------------------------------------
       FOOD & AGRICULTURE (CONTINUED)
       Quaker Oats Co. ..........................    1,400           $  93
       Ralston-Ralston Purina Group .............    3,100              94
       Sara Lee Corp. ...........................    8,700             197
       SYSCO Corp. ..............................    3,200              95
       Wm. Wrigley Jr. Co. ......................    1,200             108
                                                                     -----
                                                                     4,197
                                                                     -----
       GOLD--0.2%
       Barrick Gold Corp. .......................    3,800              74
       Battle Mountain Gold Co. .................    1,000               2
       Homestake Mining Co. .....................    2,400              20
       Newmont Mining Corp. .....................    1,486              30
       Placer Dome, Inc. ........................    3,100              37
                                                                     -----
                                                                       163
                                                                     -----
       HEALTHCARE/DRUGS & MEDICINE--10.3%
       Abbott Laboratories ......................   15,000             683
       Allergan, Inc. ...........................      700              78
       ALZA Corp.[dagger] .......................      900              46
       American Home Products Corp. .............   12,900             742
       Amgen, Inc.[dagger] ......................    5,000             304
       Bausch & Lomb, Inc. ......................      500              38
       Baxter International, Inc. ...............    2,800             170
       Becton, Dickinson & Co. ..................    2,300              69
       Biomet, Inc. .............................    1,000              40
       Boston Scientific Corp.[dagger] ..........    3,900             171
       Bristol-Meyers Squibb Co. ................   19,600           1,381
       C.R. Bard, Inc. ..........................      500              24
       Cardinal Health, Inc. ....................    2,750             176
       Columbia / HCA Healthcare Corp. ..........    6,200             141
       Eli Lilly & Co. ..........................   10,900             781
       Guidant Corp. ............................    3,000             154
       HCR Manor Care, Inc.[dagger] .............    1,000              24
       HealthSouth Corp.[dagger] ................    4,100              61
       Humana, Inc.[dagger] .....................    1,500              19
       IMS Health, Inc. .........................    3,000              94
       Johnson & Johnson ........................   13,300           1,303
       Mallinckrodt, Inc. .......................      600              22
       McKesson HBOC, Inc. ......................    2,606              84
       Medtronic, Inc. ..........................    5,700             444
       Merck & Co., Inc. ........................   23,200           1,717
       Pfizer, Inc. .............................   12,800           1,405
       Pharmacia & Upjohn, Inc. .................    5,000             284
       Schering-Plough Corp. ....................   14,500             769

                                                     ----------
                                                        12

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)


                                                    NUMBER            VALUE
       COMMON STOCK (CONTINUED)                   OF SHARES           (000S)
-----------------------------------------------------------------------------
       HEALTHCARE/DRUGS & MEDICINE (CONTINUED)
       Service Corp. International ..............    2,500           $    48
       Shared Medical Systems Corp. .............      300                20
       St. Jude Medical, Inc.[dagger] ...........      800                29
       Tenet Healthcare Corp.[dagger] ...........    2,900                54
       United Healthcare Corp. ..................    1,800               113
       Warner Lambert Co. .......................    8,300               576
       Watson Pharmaceuticals, Inc.[dagger] .....      900                32
       Wellpoint Health Networks, Inc.[dagger] ..      600                51
                                                                     -------
                                                                     $12,147
                                                                     -------
       HOUSEHOLD PRODUCTS--1.9%
       Alberto-Culver Co., Class B ..............      600                16
       Avon Products, Inc. ......................    2,500               139
       Clorox Co. ...............................    1,200               128
       Colgate-Palmolive Co. ....................    2,900               286
       Gillette Co. .............................   10,800               443
       International Flavors & Fragrances, Inc. .    1,000                44
       Procter & Gamble Co. .....................   13,100             1,169
       Tupperware Corp. .........................      500                13
                                                                     -------
                                                                       2,238
                                                                     -------
       INSURANCE--3.2%
       Aetna, Inc. ..............................    1,500               134
       AFLAC, Inc. ..............................    2,700               129
       Allstate Corp. ...........................    7,800               280
       American General Corp. ...................    2,410               182
       American International Group, Inc. .......   12,264             1,436
       Aon Corp. ................................    2,550               105
       Chubb Corp. ..............................    1,600               111
       CIGNA Corp. ..............................    2,000               178
       Cincinnati Financial Corp. ...............    1,500                56
       Conseco, Inc. ............................    3,241                99
       Hartford Financial Services Group, Inc. ..    2,200               128
       Jefferson-Pilot Corp. ....................    1,000                66
       Lincoln National Corp. ...................    2,000               105
       Marsh & McLennan Companies, Inc. .........    2,600               196
       MBIA, Inc. ...............................      900                58
       MGIC Investment Corp. ....................    1,000                49
       Progressive Corp. ........................      700               102
       Provident Companies, Inc. ................    1,200                48
       SAFECO Corp. .............................    1,300                57

                                                     ----------
                                                        13

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)


                                                     NUMBER          VALUE
       COMMON STOCK (CONTINUED)                    OF SHARES        (000S)
---------------------------------------------------------------------------
       INSURANCE (CONTINUED)
       St. Paul Companies, Inc. ...................  2,238           $  71
       Torchmark Corp. ............................  1,300              44
       Transamerica Corp. .........................  1,200              90
       UNUM Corp.[dagger] .........................  1,300              71
                                                                     -----
                                                                     3,795
                                                                     -----
       MEDIA--2.6%
       CBS Corp.[dagger] ..........................  6,900             300
       Clear Channel Communications, Inc.[dagger] .  3,200             221
       Comcast Corp., Class A .....................  7,200             277
       Dow Jones & Co., Inc. ......................    900              48
       Gannett Co., Inc. ..........................  2,800             200
       Harcourt General, Inc. .....................    700              36
       King World Productions, Inc.[dagger] .......    600              21
       Knight-Ridder, Inc. ........................    700              38
       McGraw-Hill Companies, Inc. ................  2,000             108
       Mediaone Group, Inc.[dagger] ...............  5,900             439
       Meredith Corp. .............................    500              17
       New York Times Co., Class A ................  1,600              59
       Time Warner, Inc. .......................... 11,700             860
       Times Mirror Co., Series A .................    700              41
       Tribune Co. ................................  1,200             105
       Viacom, Inc., Class B[dagger] ..............  6,800             299
                                                                     -----
                                                                     3,069
                                                                     -----
       MISCELLANEOUS FINANCE--5.1%
       American Express Co. .......................  4,400             573
       Associates First Capital Corp. .............  7,058             313
       Bear Stearns Companies, Inc. ...............  1,050              49
       Capital One Financial Corp. ................  2,100             117
       Charles Schwab Corp. .......................  4,000             440
       Citigroup, Inc. ............................ 33,240           1,579
       Countrywide Credit Industries, Inc. ........  1,100              47
       Dun & Bradstreet Corp. .....................  1,600              57
       Fannie Mae ................................. 10,000             684
       Franklin Resources, Inc. ...................  2,500             102
       Freddie Mac ................................  6,800             394
       Household International, Inc. ..............  4,619             219
       Lehman Brothers Holdings, Inc. .............  1,100              68
       MBNA Corp. .................................  7,862             241
       Merrill Lynch & Co., Inc. ..................  3,600             288
       Morgan Stanley Dean Witter & Co. ...........  5,625             577

                                                     ----------
                                                       14

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)


                                                           NUMBER       VALUE
       COMMON STOCK (CONTINUED)                          OF SHARES      (000S)
       -----------------------------------------------------------------------
       MISCELLANEOUS FINANCE (CONTINUED)
       Paine Webber Group Inc. ..........................  1,500      $   70
       Providian Financial Corp. ........................  1,450         136
       SLM Holding Corp. ................................  1,500          69
                                                                      ------
                                                                       6,023
                                                                      ------
       NON-FERROUS METALS--0.4%
       Alcan Aluminum, Ltd. .............................  2,300          73
       Alcoa Inc. .......................................  3,600         223
       Asarco, Inc. .....................................    600          11
       Cyprus Amax Minerals Co. .........................    900          14
       Engelhard Corp. ..................................  1,500          34
       Freeport-McMoRan Copper & Gold, Inc., Class B ....  1,300          23
       Inco, Ltd. .......................................  1,900          34
       Phelps Dodge Corp. ...............................    500          31
       Reynolds Metals Co. ..............................    700          41
                                                                      ------
                                                                         484
                                                                      ------
       OIL - DOMESTIC--0.6%
       Amerada Hess Corp. ...............................    800          48
       Ashland, Inc. ....................................    800          32
       Atlantic Richfield Co. ...........................  3,200         267
       Kerr-McGee Corp. .................................    784          39
       Phillips Petroleum Co. ...........................  2,500         126
       Unocal Corp. .....................................  2,400          95
       USX-Marathon Group ...............................  2,900          94
                                                                      ------
                                                                         701
                                                                      ------
       OIL - INTERNATIONAL--4.1%
       Chevron Corp. ....................................  6,400         609
       Exxon Corp. ...................................... 23,900       1,843
       Mobil Corp. ......................................  7,700         762
       Royal Dutch Petroleum Co. - Sponsored ADR ........ 21,100       1,271
       Texaco, Inc. .....................................  5,215         326
                                                                      ------
                                                                       4,811
                                                                      ------
       OPTICAL & PHOTO--0.2%
       Eastman Kodak Co. ................................  3,200         217
       Polaroid Corp. ...................................    500          14
                                                                      ------
                                                                         231
                                                                      ------
       PAPER & FOREST PRODUCTS--0.9%
       Boise Cascade Corp. ..............................    700          30
       Champion International Corp. .....................    900          43
       Fort James Corp. .................................  2,200          83
       Georgia-Pacific Group ............................  1,600          76

                                                     ----------
                                                         15

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)


                                                            NUMBER      VALUE
       COMMON STOCK (CONTINUED)                           OF SHARES     (000S)
       -----------------------------------------------------------------------
       PAPER & FOREST PRODUCTS (CONTINUED)
       International Paper Co. ..........................   3,991      $  202
       Kimberly-Clark Corp. .............................   5,300         302
       Louisiana-Pacific Corp. ..........................     900          21
       Mead Corp. .......................................   1,000          42
       Potlatch Corp. ...................................     400          18
       Temple Inland, Inc. ..............................     500          34
       Westvaco Corp. ...................................   1,000          29
       Weyerhaeuser Co. .................................   2,200         151
       Willamette Industries, Inc. ......................   1,000          46
                                                                       ------
                                                                        1,077
                                                                       ------
       PRODUCER GOODS & MANUFACTURING--4.6%
       Allied Signal, Inc. ..............................   5,400         340
       Avery Dennison Corp. .............................   1,100          66
       Briggs & Stratton Corp. ..........................     200          12
       Case Corp. .......................................     700          34
       Caterpillar, Inc. ................................   3,500         210
       Cooper Industries, Inc. ..........................     900          47
       Corning, Inc. ....................................   2,400         168
       Deere & Co. ......................................   2,300          91
       Dover Corp. ......................................   2,000          70
       FMC Corp.[dagger] ................................     300          20
       Foster Wheeler Corp. .............................     100           1
       General Electric Co. .............................  32,200       3,639
       Illinois Tool Works, Inc. ........................   2,400         197
       Ingersoll Rand Co. ...............................   1,700         110
       ITT Industries, Inc. .............................     900          34
       Johnson Controls, Inc. ...........................     800          55
       Milacron Inc. ....................................     400           7
       Millipore Corp. ..................................     600          24
       NACCO Industries, Inc., Class A ..................     100           7
       Pall Corp. .......................................   1,200          27
       Parker-Hannifin Corp. ............................   1,150          53
       Raychem Corp. ....................................     800          30
       Snap-On, Inc. ....................................     700          25
       Springs Industries, Inc. .........................     100           4
       Tenneco, Inc. ....................................   1,500          36
       The Timken Co. ...................................     700          14
       W.W. Grainger, Inc. ..............................   1,000          54
                                                                       ------
                                                                        5,375
                                                                       ------

                                                     ----------
                                                        16

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)


                                                          NUMBER       VALUE
     COMMON STOCK (CONTINUED)                          OF SHARES      (000S)
-----------------------------------------------------------------------------
     RAILROAD & SHIPPING--0.5%
     Burlington Northern Santa Fe Corp. ..............    4,600        $143
     CSX Corp. .......................................    2,100          95
     Kansas City Southern Industries, Inc. ...........    1,000          64
     Norfolk Southern Corp. ..........................    3,700         111
     Union Pacific Corp. .............................    2,500         146
                                                                       ----
                                                                        559
                                                                       ----
     RETAIL--6.2%
     Albertson's, Inc. ...............................    4,175         215
     AutoZone, Inc.[dagger] ..........................    1,500          45
     Best Buy Co., Inc.[dagger] ......................    2,000         135
     Circuit City Stores, Inc. .......................    1,100         102
     Consolidated Stores Corp.[dagger] ...............    1,000          27
     Costco Companies, Inc.[dagger] ..................    2,100         168
     CVS Corp. .......................................    3,900         198
     Dayton Hudson Corp. .............................    4,400         286
     Dillards, Inc., Class A .........................    1,000          35
     Dollar General Corp. ............................    2,031          59
     Federated Department Stores, Inc.[dagger] .......    2,000         106
     Gap, Inc. .......................................    8,362         421
     Great Atlantic & Pacific Tea Co., Inc. ..........      500          17
     Home Depot, Inc. ................................   14,600         941
     IKON Office Solutions ...........................    1,500          23
     J.C. Penny Co., Inc. ............................    2,600         126
     Kmart Corp.[dagger] .............................    4,900          81
     Kohl's Corp.[dagger] ............................    1,600         124
     Kroger Co.[dagger] ..............................    8,200         229
     Limited, Inc. ...................................    2,100          95
     Longs Drug Stores, Inc. .........................      300          10
     Lowe's Companies, Inc. ..........................    3,700         210
     May Department Stores Co. .......................    3,350         137
     Nordstrom, Inc. .................................    1,300          44
     Office Depot, Inc.[dagger] ......................    3,600          79
     Pep Boys-Manny, Moe, & Jack .....................      800          17
     Rite Aid Corp. ..................................    2,600          64
     Safeway, Inc.[dagger] ...........................    4,900         243
     Sears, Roebuck & Co. ............................    3,800         169
     Staples, Inc.[dagger] ...........................    4,400         136
     SUPERVALU, Inc. .................................    1,200          31
     Tandy Corp. .....................................    1,800          88
     TJX Companies, Inc. .............................    3,100         103
     Toys 'R' Us, Inc.[dagger] .......................    2,300          48


                                                     ----------
                                                        17

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)


                                                       NUMBER            VALUE
       COMMON STOCK (CONTINUED)                      OF SHARES          (000S)
------------------------------------------------------------------------------
       RETAIL (CONTINUED)
       Wal-Mart Stores, Inc. .......................  43,800            $2,113
       Walgreen Co. ................................   9,700               285
       Winn Dixie Stores, Inc. .....................   1,500                55
                                                                        ------
                                                                         7,265
                                                                        ------
       STEEL--0.1%
       Allegheny Teledyne, Inc. ....................   1,700                38
       Bethlehem Steel Corp.[dagger] ...............   1,100                 8
       Nucor Corp. .................................     800                38
       USX-U.S. Steel Group, Inc. ..................     700                19
       Worthington Industries, Inc. ................     900                15
                                                                        ------
                                                                           118
                                                                        ------
       TELEPHONE--8.4%
       Alltel Corp. ................................   2,700               193
       Ameritech Corp. .............................  10,900               801
       AT&T Corp. ..................................  31,317             1,748
       Bell Atlantic Corp. .........................  15,304             1,000
       BellSouth Corp. .............................  18,600               872
       Centurytel Inc. .............................   1,400                56
       Frontier Corp. ..............................   1,700               100
       GTE Corp. ...................................   9,500               720
       MCI WorldCom, Inc.[dagger] ..................  18,297             1,575
       Nextel Communications Inc., Class A[dagger] .   2,800               141
       Nortel Networks Corp. .......................   6,480               563
       SBC Communications, Inc. ....................  19,376             1,124
       Sprint Corp. ................................   8,600               454
       Sprint Corp. (PCS Group)[dagger] ............   4,350               248
       U. S. WEST Inc. .............................   4,898               288
                                                                        ------
                                                                         9,883
                                                                        ------
       TOBACCO--0.9%
       Loew's Corp. ................................   1,200                95
       Phillip Morris Companies, Inc. ..............  23,600               948
       UST, Inc. ...................................   1,800                53
                                                                        ------
                                                                         1,096
                                                                        ------
       TRAVEL & RECREATION--1.0%
       Brunswick Corp. .............................   1,000                28
       Carnival Corp. ..............................   6,100               296
       Harrah's Entertainment, Inc.[dagger] ........   1,300                29
       Hilton Hotels Corp. .........................   2,400                34
       Marriott International, Inc., Class A .......   2,500                93
       Mirage Resorts, Inc.[dagger] ................   1,900                32
       Walt Disney Co. .............................  20,300               625
                                                                        ------
                                                                         1,137
                                                                        ------

                                                     ----------
                                                        18

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)


                                                     NUMBER           VALUE
       COMMON STOCK (CONTINUED)                    OF SHARES         (000S)
       ---------------------------------------------------------------------
       Trucking & Freight--0.1%
       PACCAR, Inc.                                   800            $   43
       Ryder Systems, Inc.                            700                18
                                                                     ------
                                                                         61
                                                                     ------
       UTILITIES - ELECTRIC & GAS--2.5%
       AES Corp.[dagger] ........................   1,800               105
       Ameren Corp. .............................   1,400                54
       American Electric Power Co., Inc. ........   1,800                68
       Carolina Power & Light Co. ...............   1,500                64
       Central & South West Corp. ...............   2,000                47
       Cinergy Corp. ............................   1,500                48
       CMS Energy Corp. .........................   1,100                46
       Coastal Corp. ............................   2,000                80
       Columbia Energy Group ....................     800                50
       Consolidated Edison, Inc. ................   2,200               100
       Consolidated Natural Gas Co. .............     900                55
       Dominion Resources, Inc. .................   1,800                78
       DTE Energy Co. ...........................   1,500                60
       Duke Energy Corp. ........................   3,517               191
       Eastern Enterprises ......................     100                 4
       Edison International .....................   3,400                91
       Enron Corp. ..............................   3,500               286
       Entergy Corp. ............................   2,300                72
       First Energy Corp. .......................   2,400                74
       Florida Progress Corp. ...................     900                37
       FPL Group, Inc. ..........................   1,700                93
       GPU, Inc. ................................   1,300                55
       New Centuries Energies, Inc. .............   1,100                43
       Niagara Mohawk Holdings, Inc.[dagger] ....   1,800                29
       NICOR, Inc. ..............................     400                15
       Northern States Power Co. ................   1,400                34
       PacifiCorp. ..............................   2,800                51
       PECO Energy Co. ..........................   2,100                88
       Peoples Energy Corp. .....................     300                11
       PG&E Corp. ...............................   3,800               124
       PP&L Resources, Inc. .....................   1,500                46
       Public Service Enterprise Group, Inc. ....   2,100                86
       Reliant Energy, Inc. .....................   2,750                76
       Sonat, Inc. ..............................   1,000                33
       Southern Co. .............................   6,700               178
       Texas Utilities Co. ......................   2,722               112
       Unicom Corp. .............................   2,200                85
       Williams Companies, Inc. .................   4,300               183
                                                                     ------
                                                                      2,952
                                                                     ------

                                                     ----------
                                                        19

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)


                                                     NUMBER         VALUE
       COMMON STOCK (CONTINUED)                     OF SHARES       (000S)
------------------------------------------------------------------------------
       TOTAL COMMON STOCK
          (Cost $82,403)                                           $110,449
                                                                   --------


       SHORT-TERM INVESTMENTS--5.9%
------------------------------------------------------------------------------

       Temporary Investment Fund, Inc.
          Temporary Cash Portfolio, 4.59%*          3,473,773         3,474
       Temporary Investment Fund, Inc.
          Temporary Cash Portfolio, 4.61%*          3,473,773         3,474
                                                                   --------
       Total Short-Term Investments
          (Cost $6,948)                                               6,948
                                                                   --------


                                                         Par
       U.S. TREASURY OBLIGATIONS--0.4%                  (000s)
-------------------------------------------------------------------------------
       U.S. Treasury Bills (a) (b)
       4.53%, 09/23/99 ..............................    $200           198
       4.56%, 09/16/99 ..............................     200           198
       4.64%, 09/16/99 ..............................     100            99
                                                         ----
       TOTAL U.S. TREASURY OBLIGATIONS
          (Cost $495) ...............................                   495
                                                                   --------
       TOTAL INVESTMENTS--100.3%
          (Cost $89,846) ............................               117,892
                                                                   --------
       OTHER ASSETS AND LIABILITIES, NET--(0.3%)
          Other assets ..............................                 1,392
          Liabilities ...............................                (1,710)
                                                                   --------
                                                                       (318)
                                                                   --------
       TOTAL NET ASSETS--100.0% .....................              $117,574
                                                                   ========

       NOTES TO SCHEDULES OF INVESTMENTS

       [dagger] Non-Income Producing Security.
       *        Interest rate represents the yield as of the report date.
       ADR--American Depository Receipt.
       (a) Yields shown are effective yields at the time of purchase.
       (b) These securities, or a portion thereof, are being used to collaterize open financial futures contracts.

       See accompanying Notes to Financial Statements.


                                                     ----------
                                                        20

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)
JUNE 30, 1999 (UNAUDITED)


ASSETS

Investments, at value (Cost $89,846) ...........................................         $117,892
Amounts on deposit with broker .................................................              126
Receivables:
     Investments sold ..........................................................              601
     Fund shares sold ..........................................................              316
     Dividends .................................................................               93
     Interest ..................................................................               24
     Variation margin ..........................................................              231
Prepaid expenses ...............................................................                1
                                                                                         --------
       Total assets ............................................................          119,284
                                                                                         --------
LIABILITIES
Payables:
     Investments purchased .....................................................            1,645
     Investment advisory and administration fees ...............................                4
Accrued expenses ...............................................................               61
                                                                                         --------
       Total liabilities .......................................................            1,710
                                                                                         --------
Net assets applicable to outstanding shares ....................................         $117,574
                                                                                         ========
NET ASSETS consist of:
Paid-in capital ................................................................         $ 87,599
Undistributed net investment income ............................................            1,464
Accumulated net realized gain on investments sold and futures contracts ........              234
Net unrealized appreciation on investments and futures contracts ...............           28,277
                                                                                         --------
                                                                                         $117,574
                                                                                         ========
PRICING OF SHARES:
Outstanding shares, $0.00001 par value (unlimited shares authorized) ...........            5,901
NET ASSET VALUE, offering and redemption price per share .......................           $19.92


----------
See accompanying Notes to Financial Statements.


                                                     ----------
                                                        21

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF OPERATIONS (IN THOUSANDS)
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld of $10) ............................       $   629
   Interest ....................................................................           104
                                                                                       -------
     Total investment income                                                               733
                                                                                       -------
EXPENSES:
   Investment advisory and administration fees .................................           147
   Custodian fees ..............................................................            25
   Portfolio accounting fees ...................................................             7
   Professional fees ...........................................................            11
   Shareholder reports .........................................................             7
   Trustees' fees ..............................................................             2
   Insurance and other expenses ................................................            11
                                                                                       -------
                                                                                           210

Less: expenses reduced (see Note 4) ............................................           (73)
                                                                                       -------
     Net expenses incurred by fund .............................................           137
                                                                                       -------
NET INVESTMENT INCOME ..........................................................           596
                                                                                       -------
NET REALIZED GAIN ON INVESTMENTS SOLD
     AND FUTURES CONTRACTS:
     Net realized gain on investments sold .....................................           313
     Net realized gain on futures contracts ....................................            75
                                                                                       -------
       Net realized gain on investments sold and futures contracts .............           388
                                                                                       -------
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS
     AND FUTURES CONTRACTS:
     Net unrealized appreciation on investments ................................        10,146
     Net unrealized appreciation on futures contracts ..........................           160
                                                                                       -------
       Net unrealized appreciation on investments and futures contracts ........        10,306
                                                                                       -------
NET GAIN ON INVESTMENTS ........................................................        10,694
                                                                                       -------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................       $11,290
                                                                                       =======

----------
See accompanying Notes to Financial Statements.


                                                     ----------
                                                        22

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS (IN THOUSANDS)




                                                                                               SIX MONTHS
                                                                                                  ENDED           YEAR ENDED
                                                                                              JUNE 30, 1999      DECEMBER 31,
                                                                                               (UNAUDITED)          1998
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income ...................................................................      $    596         $   869
   Net realized gain (loss) on investments sold and futures contracts ......................           388            (133)
   Change in net unrealized appreciation on investments and futures contracts ..............        10,306          13,386
                                                                                                  --------         -------
   Increase in net assets resulting from operations ........................................        11,290          14,122
                                                                                                  --------         -------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends to shareholders from net investment income ....................................            --            (303)
   Distributions to shareholders from net capital gains ....................................            --             (33)
                                                                                                  --------         -------
   Total dividends and distributions to shareholders .......................................            --            (336)
                                                                                                  --------         -------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ...............................................................        27,589          46,964
   Net asset value of shares issued in reinvestment of dividends ...........................            --              336
   Less payments for shares redeemed .......................................................        (5,174)        (14,273)
                                                                                                  --------         -------
   Increase in net assets from capital share transactions ..................................        22,415          33,027
                                                                                                  --------         -------
Total increase in net assets ...............................................................        33,705          46,813

NET ASSETS:
   Beginning of period .....................................................................        83,869          37,056
                                                                                                  --------         -------
   End of period (including undistributed net investment income
     of $1,464 and $869, respectively) .....................................................      $117,574         $83,869
                                                                                                  ========         =======
NUMBER OF FUND SHARES:
   Sold ....................................................................................         1,466           2,979
   Reinvested ..............................................................................            --              19
   Redeemed ................................................................................          (283)           (938)
                                                                                                  --------         -------
   Net increase in shares outstanding ......................................................         1,183           2,060

SHARES OUTSTANDING:
   Beginning of period .....................................................................         4,718           2,658
                                                                                                  --------         -------
   End of period ...........................................................................         5,901           4,718
                                                                                                  ========         =======


----------
See accompanying Notes to Financial Statements.


                                                     ----------
                                                        23

SCHWAB S&P 500 PORTFOLIO
FINANCIAL HIGHLIGHTS





                                                                1999 (1)           1998                 1997            1996(2)
                                                              ------------     ------------        ------------      ------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

 Net asset valueat beginning of period                          $  17.78         $  13.94             $ 10.53          $ 10.00
                                                                --------         --------             -------          -------
 From investment operations:
    Net investment income                                           0.06             0.13                0.09             0.03
    Net realized and unrealized gains
      on investments                                                2.08             3.78                3.33             0.50
                                                                --------         --------             -------          -------
    Total from investment operations                                2.14             3.91                3.42             0.53
 Less distributions:
 Dividends from net investment income                                 --            (0.06)              (0.01)              --
    Distributions from realized gain on investments                   --            (0.01)                 --               --
                                                                --------         --------             -------          -------
    Total distributions                                               --            (0.07)              (0.01)              --
                                                                --------         --------             -------          -------
 NET ASSET VALUE AT END OF PERIOD                               $  19.92          $ 17.78             $ 13.94          $ 10.53
                                                                ========         ========             =======          =======
Total return (%)                                                   12.04*           28.06               32.46*            5.30*

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------
Ratio of actual operating expenses to average
    net assets                                                      0.28**           0.28                0.29             0.33**
 Reductions reflected in above expense ratio                        0.15**           0.27                0.64             2.78**
Ratio of net investment income to average
    net assets                                                      1.21**           1.52                1.56             2.16**
 Portfolio turnover rate                                              --                7                   4               --
Net assets, end of period (000s)                                $117,574          $83,869             $37,056           $5,923


 *  Not annualized.
**  Annualized.
(1) For the six months ended June 30, 1999 (unaudited).
(2) For the period from November 1, 1996 (commencement of operations) to December 31, 1996.



------------
See accompanying Notes to Financial Statements

                                                     ----------
                                                         24

SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
For the Six Months Ended June 30, 1999 (UNAUDITED)
(ALL CURRENCY AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE NOTED.)



1.  DESCRIPTION OF THE FUND

The Schwab S&P 500 Portfolio (the "fund") is a series of Schwab Annuity Portfolios (the "Trust"), a diversified, no load, open-end investment management company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940 (the "Act"), as amended.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION--Investments in securities traded on an exchange or in the over-the-counter market are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the fund's investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value. Financial futures contracts which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN (LOSS)--Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is accrued on a daily basis. Realized gains and losses from security transactions are determined on an identified cost basis.

FUTURES CONTRACTS--The Schwab S&P 500 Portfolio may invest in financial futures contracts. The fund is required to deposit with the broker an amount of cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." The "variation margin" represents unrealized gains (losses) due to daily fluctuation in the value of the contract. The fund records a realized gain or loss equal to the variation margin at the time the contracts are closed.

The fund will invest in these instruments to participate in the return of an index. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, or (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or underlying securities. These risks may involve amounts exceeding the amount recognized in the fund's Statements of Operations at any given time.

As of June 30, 1999, the Schwab S&P 500 Portfolio had the following open S&P 500 Index futures contracts:
                             Number of    Contract                  Unrealized
                             Contracts     Value      Expiration   Appreciation
                             ---------    --------    ----------   ------------
                                 19        $6,563      09/21/99        $231

The cash and eligible securities on deposit with brokers available to cover margin requirements for open futures positions at June 30, 1999 was $126 and $495 for the Schwab S&P 500 Portfolio. The fund has segregated short-term investments for the remaining portion of the contract value.

EXPENSES--Expenses arising in connection with the fund are charged directly to the fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

                                                     ----------
                                                        25

SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
(ALL CURRENCY AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE NOTED.)



FEDERAL INCOME TAXES--It is the fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The fund is considered a separate entity for tax purposes.

At June 30, 1999 (for financial reporting and federal income tax purposes),  net
unrealized   appreciation   aggregated  $28,277  of  which  $30,935  related  to
appreciated securities and $2,658 related to depreciated securities.

RECLASSIFICATION--Generally accepted accounting principles require that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. Accordingly, permanent book/tax differences of $1 was reclassified from undistributed net investment income to paid-in capital. These reclassifications have no effect on net assets or net asset value per share.

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the fund pays an annual fee, payable monthly, of 0.20% on the first $500 million of average daily net assets, and 0.17% on such assets over $500 million. Prior to May 1, 1999, the fund paid an annual fee, payable monthly, of 0.36% on the first $1 billion of average daily net assets, 0.33% on the next $1 billion and 0.31% on such assets over $2 billion. The investment adviser voluntarily reduced its fee for the period ended June 30, 1999. (see Note 4)

OFFICERS AND TRUSTEES--Certain officers and trustees of the Trust are also officers and/or directors of the investment adviser. For the period ended June 30, 1999, the fund made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Act of 1940, as amended. The fund incurred fees of $2 related to the Trust's unaffiliated trustees.

4.  EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser guarantees that, through at least April 30, 2000, the fund's total operating expenses will not exceed 0.28% of the fund's average daily net assets, after waivers and reimbursements. For purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses, taxes and foreign taxes.

For the period ended June 30, 1999 the total of such fees and expenses reduced by the investment adviser was $73.

5.  BORROWING AGREEMENT

The fund has a line of credit arrangement with PNC Bank N.A. and Bank of America NT & SA whereby the Trust may borrow on behalf of the Schwab S&P 500 Portfolio, on a temporary basis, to fund shareholder redemptions. The Trust may borrow in an aggregate amount of up to $100 million from PNC Bank N.A. and $100 million from Bank of America NT & SA. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the fund. As of June 30, 1999, there were no outstanding borrowings made under this arrangement.


6.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated $20,109 and $1,335, respectively, for the period ended June 30, 1999.

Included in the aforementioned purchases of common stock of The Charles Schwab Corp., an affiliated issuer, with a current value as of June 30, 1999 of $440 for the fund.

                                                     ----------
                                                        26

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)



                                                                                NUMBER        VALUE
             COMMON STOCK--40.5%                                              OF SHARES      (000S)
             ----------------------------------------------------------------------------------------
             AEROSPACE/DEFENSE--0.6%
             Boeing Co. ....................................................     638         $ 28
             General Dynamics Corp. ........................................     100            7
             Lockheed Martin Corp. .........................................     300           11
             Northrop Grumman Corp. ........................................      61            4
             Raytheon Co., Class B .........................................     200           14
             Rockwell International Corp. ..................................     100            6
             Textron, Inc. .................................................     100            8
             United Technologies Corp. .....................................     200           14
                                                                                             ----
                                                                                               92
                                                                                             ----
             AIR TRANSPORTATION--0.2%
             AMR Corp./Del[dagger] .........................................     100            7
             Delta Air Lines, Inc. .........................................     100            6
             FDX Corp.[dagger] .............................................     200           11
             Southwest Airlines Co. ........................................     200            6
                                                                                             ----
                                                                                               30
                                                                                             ----
             ALCOHOLIC BEVERAGES--0.2%
             Adolph Coors Co., Class B .....................................     100            5
             Anheuser-Busch Companies, Inc. ................................     200           14
             Seagram Co., Ltd. .............................................     200           10
                                                                                             ----
                                                                                               29
                                                                                             ----
             APPAREL--0.1%
             Nike, Inc., Class B ...........................................     100            6
             VF Corp. ......................................................     200            9
                                                                                             ----
                                                                                               15
                                                                                             ----
             AUTOMOTIVE PRODUCTS/MOTOR VEHICLES--0.7%
             Cummins Engine Co., Inc. ......................................     100            6
             Danaher Corp. .................................................     100            6
             Delphi Automotive Systems Corp. ...............................     379            7
             Eaton Corp. ...................................................     100            9
             Ford Motor Co. ................................................     700           39
             General Motors Corp. ..........................................     400           26
             Goodyear Tire & Rubber Co. ....................................     100            6
             Navistar International Corp.[dagger] ..........................     100            5
             TRW, Inc. .....................................................     100            5
                                                                                             ----
                                                                                              109
                                                                                             ----
             BANKS--3.1%
             AmSouth Bancorp. ..............................................     150            3
             Bank of America Corp. .........................................   1,019           75
             Bank of New York Co., Inc. ....................................     400           15
             Bank One Corp. ................................................     672           40



                                                     ----------
                                                        27

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)


                                                                            NUMBER       VALUE
             COMMON STOCK (CONTINUED)                                      OF SHARES     (000S)
             -----------------------------------------------------------------------------------
             BANKS (CONTINUED)
             BankBoston Corp. ...........................................     200        $ 10
             BB&T Corp. .................................................     226           8
             Chase Manhattan Corp. ......................................     500          43
             Comerica, Inc. .............................................     150           9
             Fifth Third Bancorp. .......................................     150          10
             First Union Corp. ..........................................     524          25
             Firstar Corp. ..............................................     300           8
             Fleet Financial Group, Inc. ................................     400          18
             Golden West Financial Corp. ................................     100          10
             Huntington Bancshares, Inc. ................................     110           4
             J.P. Morgan & Co., Inc. ....................................     100          14
             KeyCorp, Inc. ..............................................     400          13
             Mellon Bank Corp. ..........................................     200           7
             Mercantile Bancorp., Inc. ..................................     100           6
             National City Corp. ........................................     112           7
             Northern Trust Corp. .......................................     100          10
             PNC Bank Corp. .............................................     200          12
             Regions Financial Corp. ....................................     100           4
             Republic New York Corp. ....................................     200          14
             SouthTrust Corp. ...........................................     100           4
             State Street Corp. .........................................     100           9
             Summit Bancorp. ............................................     100           4
             SunTrust Banks, Inc. .......................................     200          14
             Synovus Financial Corp. ....................................     150           3
             U.S. Bancorp. ..............................................     525          18
             Union Planters Corp. .......................................     100           4
             Wachovia Corp. .............................................     100           9
             Washington Mutual, Inc. ....................................     300          11
             Wells Fargo Co. ............................................     900          38
                                                                                         ----
                                                                                          479
                                                                                         ----
             BUSINESS MACHINES & SOFTWARE--5.0%
             3Com Corp.[dagger] .........................................     100           3
             Adobe Systems, Inc. ........................................     100           8
             BMC Software, Inc.[dagger] .................................     100           5
             Cisco Systems, Inc.[dagger] ................................   1,800         116
             Compaq Computer Corp. ......................................     900          21
             Computer Associates International, Inc. ....................     300          16
             Compuware Corp.[dagger] ....................................     200           6
             Dell Computer Corp.[dagger] ................................   1,300          48
             Gateway 2000, Inc.[dagger] .................................     100           6
             Hewlett-Packard Co. ........................................     600          60
             Honeywell, Inc. ............................................     100          12
             International Business Machines Corp. ......................   1,000         129

                                                     ----------
                                                        28

SCHWAB MARKET TRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)


                                                                            NUMBER           VALUE
             COMMON STOCK (CONTINUED)                                     OF SHARES          (000S)
----------------------------------------------------------------------------------------------------
             BUSINESS MACHINES & SOFTWARE (CONTINUED)
             Microsoft Corp.[dagger] ................................      2,800              $253
             Network Appliance, Inc.[dagger] ........................        100                 6
             Novell, Inc.[dagger] ...................................        100                 3
             Oracle Sytems Corp.[dagger] ............................        675                25
             Parametic Technology Corp.[dagger] .....................        200                 3
             PeopleSoft, Inc.[dagger] ...............................        100                 2
             Pitney Bowes, Inc. .....................................        200                13
             Seagate Technology, Inc.[dagger] .......................        100                 3
             Sun Microsystems, Inc.[dagger] .........................        400                28
             Xerox Corp.                                                     400                24
                                                                                              ----
                                                                                               790
                                                                                              ----
             BUSINESS SERVICES--1.3%
             America Online, Inc.[dagger] ...........................        600                66
             Automatic Data Processing, Inc. ........................        300                13
             Cendant Corp.[dagger] ..................................        440                 9
             Computer Sciences Corp.[dagger] ........................        200                14
             Equifax, Inc. ..........................................        100                 4
             First Data Corp. .......................................        200                10
             Interpublic Group of Companies, Inc. ...................        100                 9
             Laidlaw, Inc. ..........................................        100                 1
             Omnicom Group, Inc. ....................................        100                 8
             Paychex, Inc. ..........................................        150                 5
             Tyco International Ltd. ................................        461                44
             Waste Management, Inc. .................................        345                19
                                                                                              ----
                                                                                               202
                                                                                              ----
             CHEMICAL--0.7%
             Air Products & Chemicals, Inc. .........................        200                 8
             Dow Chemical Co. .......................................        100                13
             E.I. du Pont de Nemours & Co. ..........................        700                48
             Eastman Chemical Co. ...................................        100                 5
             Minnesota Mining & Manufacturing Co. ...................        300                26
             PPG Industries, Inc. ...................................        100                 6
             Rohm & Haas Co. ........................................        100                 4
             W.R. Grace & Co.[dagger] ...............................        100                 2
                                                                                              ----
                                                                                               112
                                                                                              ----
             CONSTRUCTION--0.2%
             Armstrong World Industries, Inc. .......................        100                 6
             Masco Corp. ............................................        400                12
             Pulte Corp. ............................................        200                 5
             Vulcan Materials Co. ...................................        100                 5
                                                                                              ----
                                                                                                28
                                                                                              ----

                                                     ----------
                                                        29

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)


                                                                            NUMBER       VALUE
             COMMON STOCK (CONTINUED)                                     OF SHARES      (000S)
             ------------------------------------------------------------------------------------
             CONSUMER - DURABLE--0.1%
             Fortune Brands, Inc. ...................................        100         $  4
             Newell Rubbermaid, Inc. ................................        100            5
                                                                                         ----
                                                                                            9
                                                                                         ----
             CONSUMER - NONDURABLE--0.4%
             Mattel, Inc. ...........................................        100            3
             McDonald's Corp. .......................................        800           33
             RJR Nabisco Holdings Corp. .............................        200            4
             Tricon Global Restaurants, Inc.[dagger] ................         60            3
             Unilever NV ............................................        357           25
                                                                                         ----
                                                                                           68
                                                                                         ----
             CONTAINERS--0.1%
             Ball Corp. .............................................        100            4
             Owens-Illinois, Inc.[dagger] ...........................        100            3
             Sealed Air Corp.[dagger] ...............................         53            3
                                                                                         ----
                                                                                           10
                                                                                         ----
             ELECTRONICS--2.8%
             Applied Materials, Inc.[dagger] ........................        200           15
             EG&G, Inc. .............................................        200            7
             Electronic Data Systems Corp. ..........................        300           17
             EMC Corp.[dagger] ......................................        600           33
             Emerson Electric Co. ...................................        200           13
             Intel Corp. ............................................      1,800          107
             KLA-Tencor Corp.[dagger] ...............................        100            6
             Lucent Technologies, Inc. ..............................      1,765          119
             Micron Technology, Inc.[dagger] ........................        100            4
             Motorola, Inc. .........................................        400           38
             PE Corp-PE Biosystems Group ............................        100           11
             Solectron Corp.[dagger] ................................        200           13
             Tektronix, Inc. ........................................        150            5
             Tellabs, Inc.[dagger] ..................................        200           14
             Texas Instruments, Inc. ................................        200           29
             Thermo Electron Corp.[dagger] ..........................        100            2
                                                                                         ----
                                                                                          433
                                                                                         ----
             ENERGY - RAW MATERIALS--0.4%
             Anadarko Petroleum Corp.                                        200            7
             Apache Corp.                                                    100            4
             Baker Hughes, Inc.                                              131            4
             Halliburton Co.                                                 200            9
             Helmerich & Payne, Inc.                                         200            5
             McDermott International, Inc.                                   200            6
             Occidental Petroleum Corp.                                      100            2

                                                     ----------
                                                        30

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)


                                                                           NUMBER        VALUE
             COMMON STOCK (CONTINUED)                                     OF SHARES      (000S)
             -----------------------------------------------------------------------------------
             ENERGY - RAW MATERIALS (CONTINUED)
             Schlumberger Ltd. ......................................        300         $ 19
             Sempra Energy ..........................................        100            2
                                                                                         ----
                                                                                           58
                                                                                         ----
             FOOD & AGRICULTURE--1.6%
             Archer Daniels Midland Co. .............................        220            3
             Bestfoods, Inc. ........................................        200           10
             Campbell Soup Co. ......................................        200            9
             Coca-Cola Co. ..........................................      1,400           87
             Coca-Cola Enterprises, Inc. ............................        200            6
             ConAgra, Inc. ..........................................        200            5
             General Mills, Inc. ....................................        100            8
             H.J. Heinz Co. .........................................        200           10
             Hershey Foods Corp. ....................................        100            6
             Kellogg Co. ............................................        200            7
             Monsanto Co. ...........................................        300           12
             PepsiCo, Inc. ..........................................        900           35
             Pioneer-Hi-Bred International, Inc. ....................        300           12
             Ralston-Ralston Purina Group ...........................        300            9
             Sara Lee Corp. .........................................        400            9
             SYSCO Corp. ............................................        200            6
             Wm. Wrigley Jr. Co. ....................................        100            9
                                                                                         ----
                                                                                         $243
                                                                                         ----
             GOLD--0.0%
             Barrick Gold Corp. .....................................        100            2
             Battle Mountain Gold Co. ...............................        100            0
                                                                                         ----
                                                                                            2
                                                                                         ----
             HEALTHCARE/DRUGS & MEDICINE--4.2%
             Abbott Laboratories ....................................        800           36
             American Home Products Corp. ...........................        800           46
             Amgen, Inc.[dagger].....................................        200           12
             Baxter International, Inc. .............................        100            6
             Becton, Dickinson & Co. ................................        100            3
             Boston Scientific Corp.[dagger].........................        214            9
             Bristol-Meyers Squibb Co. ..............................      1,100           77
             Cardinal Health, Inc. ..................................        150           10
             Columbia / HCA Healthcare Corp. ........................        300            7
             Eli Lilly & Co. ........................................        600           43
             Guidant Corp. ..........................................        200           10
             HCR Manor Care, Inc.[dagger]............................        100            2
             HealthSouth Corp.[dagger]...............................        268            4

                                                     ----------
                                                        31

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)


                                                                          NUMBER         VALUE
             COMMON STOCK (CONTINUED)                                    OF SHARES       (000S)
             -----------------------------------------------------------------------------------
             HEALTHCARE/DRUGS & MEDICINE (CONTINUED)
             IMS Health, Inc. .......................................        200         $  6
             Johnson & Johnson ......................................        800           78
             McKesson HBOC, Inc. ....................................        174            6
             Medtronic, Inc. ........................................        400           31
             Merck & Co., Inc. ......................................      1,300           96
             Pfizer, Inc. ...........................................        700           77
             Pharmacia & Upjohn, Inc. ...............................        200           11
             Schering-Plough Corp. ..................................        800           42
             Service Corp. International ............................        100            2
             United Healthcare Corp. ................................        100            6
             Warner Lambert Co. .....................................        400           28
             Watson Pharmaceuticals, Inc.[dagger]....................        100            4
             Wellpoint Health Networks, Inc.[dagger].................        100            8
                                                                                         ----
                                                                                          660
                                                                                         ----
             HOUSEHOLD PRODUCTS--0.9%
             Avon Products, Inc. ....................................        200           11
             Clorox Co. .............................................        100           11
             Colgate-Palmolive Co. ..................................        200           20
             Gillette Co. ...........................................        600           25
             Procter & Gamble Co. ...................................        800           71
                                                                                         ----
                                                                                          138
                                                                                         ----
             INSURANCE--1.6%
             Aetna, Inc. ............................................        100            9
             AFLAC, Inc. ............................................        100            5
             Allstate Corp. .........................................        600           22
             American General Corp. .................................        100            8
             American International Group, Inc. .....................        728           85
             Aon Corp. ..............................................        150            6
             Chubb Corp. ............................................        100            7
             CIGNA Corp. ............................................        100            9
             Cincinnati Financial Corp. .............................        100            4
             Conseco, Inc. ..........................................        132            4
             Hartford Financial Services Group, Inc. ................        200           12
             Jefferson-Pilot Corp. ..................................        150           10
             Lincoln National Corp. .................................        200           10
             Marsh & McLennan Companies, Inc. .......................        150           11
             MBIA, Inc. .............................................        100            6
             MGIC Investment Corp. ..................................        200           10
             Progressive Corp. ......................................        100           14
             Provident Companies, Inc. ..............................        100            4
             St. Paul Companies, Inc. ...............................        200            6
             Transamerica Corp. .....................................        100            7
                                                                                         ----
                                                                                          249
                                                                                         ----

                                                     ----------
                                                        32

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)


                                                                        NUMBER       VALUE
             COMMON STOCK (CONTINUED)                                  OF SHARES     (000S)
---------------------------------------------------------------------------------------------

             MEDIA--1.1%
             CBS Corp.[dagger] ......................................      400       $ 17
             Clear Channel Communications, Inc.[dagger] .............      300         21
             Comcast Corp., Class A .................................      400         15
             Gannett Co., Inc. ......................................      200         14
             McGraw-Hill Companies, Inc. ............................      200         11
             Mediaone Group, Inc.[dagger] ...........................      400         30
             Time Warner, Inc. ......................................      600         44
             Tribune Co. ............................................      100          9
             Viacom, Inc., Class B[dagger] ..........................      400         18
                                                                                     ----
                                                                                      179
                                                                                     ----
             MISCELLANEOUS FINANCE--2.4%
             American Express Co. ...................................      300         39
             Associates First Capital Corp. .........................      462         20
             Bear Stearns Companies, Inc. ...........................      105          5
             Capital One Financial Corp. ............................      300         17
             Charles Schwab Corp. ...................................      225         25
             Citigroup, Inc. ........................................    1,952         93
             Countrywide Credit Industries, Inc. ....................      100          4
             Dun & Bradstreet Corp. .................................      100          4
             Fannie Mae .............................................      600         41
             Franklin Resources, Inc. ...............................      100          4
             Freddie Mac ............................................      400         23
             Household International, Inc. ..........................      306         14
             Lehman Brothers Holdings, Inc. .........................      100          6
             MBNA Corp. .............................................      425         13
             Merrill Lynch & Co., Inc. ..............................      200         16
             Morgan Stanley Dean Witter & Co. .......................      365         37
             Paine Webber Group Inc. ................................      100          5
             Providian Financial Corp. ..............................      100          9
             SLM Holding Corp. ......................................      100          5
                                                                                     ----
                                                                                      380
                                                                                     ----
             NON-FERROUS METALS--0.1%
             Alcoa Inc. .............................................      200         12
             Phelps Dodge Corp. .....................................      100          6
             Reynolds Metals Co. ....................................      100          6
                                                                                     ----
                                                                                       24
                                                                                     ----
             OIL - DOMESTIC--0.3%
             Amerada Hess Corp. .....................................      100          6
             Atlantic Richfield Co. .................................      200         17
             Kerr-McGee Corp. .......................................      100          5
             Phillips Petroleum Co. .................................      100          5
             Unocal Corp. ...........................................      100          4
             USX-Marathon Group .....................................      100          3
                                                                                     ----
                                                                                       40
                                                                                     ----

                                                     ----------
                                                        33

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)


                                                                     NUMBER     VALUE
             COMMON STOCK (CONTINUED)                               OF SHARES   (000S)
             ---------------------------------------------------------------------------
             OIL - INTERNATIONAL--1.7%
             Chevron Corp. ......................................      400      $ 38
             Exxon Corp. ........................................    1,300       100
             Mobil Corp. ........................................      400        40
             Royal Dutch Petroleum Co.-Sponsored ADR ............    1,200        72
             Texaco, Inc. .......................................      300        19
                                                                                ----
                                                                                 269
                                                                                ----
             OPTICAL & PHOTO--0.1%
             Eastman Kodak Co. ..................................      200        14
                                                                                -----
             PAPER & FOREST PRODUCTS--0.4%
             Fort James Corp. ...................................      100         4
             Georgia-Pacific Group ..............................      200         9
             International Paper Co. ............................      200        10
             Kimberly-Clark Corp. ...............................      300        17
             Mead Corp. .........................................      200         8
             Temple Inland, Inc. ................................      100         7
             Weyerhaeuser Co. ...................................      100         7
                                                                                 ----
                                                                                  62
                                                                                 ----
             PRODUCER GOODS & MANUFACTURING--2.1%
             Allied Signal, Inc. ................................      300        19
             Case Corp. .........................................      100         5
             Caterpillar, Inc. ..................................      200        12
             Corning, Inc. ......................................      100         7
             Deere & Co. ........................................      100         4
             Dover Corp. ........................................      200         7
             FMC Corp.[dagger]...................................      100         7
             General Electric Co. ...............................    1,800       203
             Illinois Tool Works, Inc. ..........................      200        16
             Ingersoll Rand Co. .................................      100         6
             Milacron Inc. ......................................      200         4
             NACCO Industries, Inc., Class A ....................      100         7
             Raychem Corp. ......................................      200         7
             Springs Industries, Inc. ...........................      200         9
             W.W. Grainger, Inc. ................................      200        11
                                                                                ----
                                                                                 324
                                                                                ----
             RAILROAD & SHIPPING--0.3%
             Burlington Northern Santa Fe Corp. .................      300         9
             CSX Corp. ..........................................      100         5
             Kansas City Southern Industries, Inc. ..............      100         6
             Norfolk Southern Corp. .............................      300         9
             Union Pacific Corp. ................................      200        12
                                                                                -----
                                                                                  41
                                                                                -----

                                                     ----------
                                                        34

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)


                                                                          NUMBER     VALUE
             COMMON STOCK (CONTINUED)                                    OF SHARES   (000S)
             --------------------------------------------------------------------------------
             RETAIL--2.5%
             Albertson's, Inc. ......................................      300       $ 15
             AutoZone, Inc.[dagger]..................................      100          3
             Best Buy Co., Inc.[dagger]..............................      100          7
             Circuit City Stores, Inc. ..............................      100          9
             Consolidated Stores Corp.[dagger].......................       88          2
             Costco Companies, Inc.[dagger]..........................      100          8
             CVS Corp. ..............................................      190         10
             Dayton Hudson Corp. ....................................      200         13
             Dollar General Corp. ...................................      156          5
             Federated Department Stores, Inc.[dagger]...............      100          5
             Gap, Inc. ..............................................      537         27
             Home Depot, Inc. .......................................      900         58
             J.C. Penny Co., Inc. ...................................      100          5
             Kmart Corp.[dagger].....................................      100          2
             Kohl's Corp.[dagger]....................................      100          8
             Kroger Co.p[dagger].....................................      400         11
             Limited, Inc. ..........................................      100          5
             Longs Drug Stores, Inc. ................................      200          7
             Lowe's Companies, Inc. .................................      200         11
             May Department Stores Co. ..............................      150          6
             Office Depot, Inc.[dagger]..............................      200          4
             Rite Aid Corp. .........................................      200          5
             Safeway, Inc.[dagger]...................................      300         15
             Sears, Roebuck & Co. ...................................      200          9
             Staples, Inc.[dagger]...................................      300          9
             TJX Companies, Inc. ....................................      200          7
             Toys 'R' Us, Inc.[dagger]...............................      100          2
             Wal-Mart Stores, Inc. ..................................    2,400        116
             Walgreen Co. ...........................................      400         12
                                                                                     ----
                                                                                      396
                                                                                     ----
             STEEL--0.0%
             Bethlehem Steel Corp.[dagger]...........................      100          1
                                                                                     ----
             TELEPHONE--3.7%
             Alltel Corp. ...........................................      200         14
             Ameritech Corp. ........................................      600         44
             AT&T Corp. .............................................    1,732         97
             Bell Atlantic Corp. ....................................      906         59
             BellSouth Corp. ........................................    1,200         56
             Centurytel Inc. ........................................      150          6
             Frontier Corp. .........................................      100          6
             GTE Corp. ..............................................      600         45

                                                     ----------
                                                       35

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)


                                                                          NUMBER       VALUE
             COMMON STOCK (CONTINUED)                                   OF SHARES      (000S)
             ------------------------------------------------------------------------------------

             TELEPHONE (CONTINUED)
             MCI WorldCom, Inc.[dagger] .............................    1,021         $ 88
             Nextel Communications Inc., Class A[dagger] ............      200           10
             Nortel Networks Corp. ..................................      400           35
             SBC Communications, Inc. ...............................    1,092           63
             Sprint Corp. ...........................................      400           21
             Sprint Corp. (PCS Group)[dagger] .......................      300           17
             U S WEST Inc. ..........................................      205           12
                                                                                       -----
                                                                                        573
                                                                                       -----
             TOBACCO--0.4%
             Loew's Corp. ...........................................      100            8
             Phillip Morris Companies, Inc. .........................    1,400           56
                                                                                       ----
                                                                                         64
                                                                                       ----
             TRAVEL & RECREATION--0.4%
             Carnival Corp. .........................................      300           15
             Marriott International, Inc., Class A ..................      200            7
             Mirage Resorts, Inc.[dagger] ...........................      100            2
             Walt Disney Co. ........................................    1,200           37
                                                                                       ----
                                                                                         61
                                                                                       ----
             UTILITIES - ELECTRIC & GAS--0.8%
             AES Corp.[dagger] ......................................      100            6
             American Electric Power Co., Inc. ......................      100            4
             CMS Energy Corp. .......................................      100            4
             Coastal Corp. ..........................................      200            8
             Columbia Energy Group ..................................      150            9
             Consolidated Edison, Inc. ..............................      100            5
             Duke Energy Corp. ......................................      200           11
             Eastern Enterprises ....................................      100            4
             Edison International ...................................      100            3
             Enron Corp. ............................................      200           16
             First Energy Corp. .....................................      100            3
             Florida Progress Corp. .................................      100            4
             FPL Group, Inc. ........................................      100            5
             New Centuries Energies, Inc. ...........................      100            4
             PacifiCorp. ............................................      100            2
             PECO Energy Co. ........................................      100            4
             PG&E Corp. .............................................      100            3
             Public Service Enterprise Group, Inc. ..................      100            4
             Reliant Energy, Inc. ...................................      200            6

                                                     ----------
                                                        36

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)


                                                                          NUMBER          VALUE
             COMMON STOCK (CONTINUED)                                    OF SHARES        (000S)
             -------------------------------------------------------------------------------------

             UTILITIES-ELECTRIC & GAS (CONTINUED)
             Southern Co. ...........................................        400        $    11
             Texas Utilities Co. ....................................        100              4
             Unicom Corp. ...........................................        100              4
             Williams Companies, Inc. ...............................        200              9
                                                                                        -------
                                                                                            133
                                                                                        -------
             TOTAL COMMON STOCK
                (Cost $3,880) .......................................                     6,317
                                                                                        -------


             INVESTMENT FUNDS--55.1%
             -------------------------------------------------------------------------------------

             Schwab International Index Fund, Select Shares .........    193,003          3,088
             Schwab S&P 500 Index Fund, Select Shares ...............        741             16
             Schwab Small-Cap Index Fund, Select Shares .............    180,399          3,168
             Schwab Total Bond Market Index Fund ....................    240,692          2,337
                                                                                        -------
             TOTAL INVESTMENT FUNDS
                (Cost $8,603) .......................................                     8,609
                                                                                        -------


             SHORT-TERM INVESTMENT--2.4%
             -------------------------------------------------------------------------------------

             Schwab Value Advantage Money Market, Class A, 4.66%* ...    371,151            371
                                                                                        -------
             TOTAL SHORT-TERM INVESTMENT
                (Cost $371) .........................................                       371
                                                                                        -------
             TOTAL INVESTMENTS--98.0%
                (Cost $12,854) ......................................                   $15,297
                                                                                        -------
             OTHER ASSETS AND LIABILITIES, NET--2.0%
                Other assets ........................................                       514
                Liabilities .........................................                      (195)
                                                                                        -------
                                                                                            319
                                                                                        -------
             TOTAL NET ASSETS--100.0% ...............................                   $15,616
                                                                                        =======

             NOTES TO SCHEDULES OF INVESTMENTS

             [dagger] Non-Income Producing Security.
             *        Interest rate represents the yield as of the report date.
             ADR--American Depository Receipt.

             See accompanying Notes to Financial Statements.

                                                     ----------
                                                         37

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)
JUNE 30, 1999 (UNAUDITED)


ASSETS
Investments, at value (Cost $12,854) ..............................................................       $15,297
Cash ..............................................................................................           470
Receivables:
     Investments sold .............................................................................            32
     Dividends ....................................................................................             7
     Interest .....................................................................................             1
     Dividend tax reclaim .........................................................................             2
Prepaid expenses ..................................................................................             2
                                                                                                          -------
       Total assets ...............................................................................        15,811
                                                                                                          -------
LIABILITIES
Payables:
     Investments purchased ........................................................................           148
     Fund shares redeemed .........................................................................            18
Accrued expenses ..................................................................................            29
                                                                                                          -------
       Total liabilities ..........................................................................           195
                                                                                                          -------
Net assets applicable to outstanding shares .......................................................       $15,616
                                                                                                          =======
NET ASSETS consist of:
Paid-in capital ...................................................................................       $11,674
Undistributed net investment income ...............................................................           279
Accumulated net realized gain on investments sold and foreign currency transactions ...............         1,219
Net unrealized appreciation on investments ........................................................         2,443
Net unrealized appreciation on translating assets and liabilities into reporting currency .........             1
                                                                                                          -------
                                                                                                          $15,616
                                                                                                          =======

PRICING OF SHARES:
Outstanding shares, $0.00001 par value (unlimited shares authorized)                                        1,023
NET ASSET VALUE, offering and redemption price per share                                                   $15.26

------------
See accompanying Notes to Financial Statements.


                                                     ----------
                                                        38

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
STATEMENT OF OPERATIONS (IN THOUSANDS)
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)


INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld of $1) ................................................       $  109
   Interest .......................................................................................            5
                                                                                                          ------
     Total investment income ......................................................................          114
                                                                                                          ------
EXPENSES:
   Investment advisory and administration fees ....................................................           49
   Custodian fees .................................................................................            7
   Portfolio accounting fees ......................................................................            1
   Professional fees ..............................................................................           22
   Shareholder reports ............................................................................            3
   Trustees' fees .................................................................................            2
   Insurance and other expenses ...................................................................            3
                                                                                                          ------
                                                                                                              87
 Less: expenses reduced (see Note 4) ...............................................................         (49)
                                                                                                          ------
     Net expenses incurred by fund ................................................................           38
                                                                                                          ------
NET INVESTMENT INCOME .............................................................................           76
                                                                                                          ------
NET REALIZED GAIN ON INVESTMENTS SOLD
     AND CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS:
     Net realized gain on investments sold ........................................................          102
     Change in net unrealized appreciation on investments .........................................          866
                                                                                                          ------
NET GAIN ON INVESTMENTS ...........................................................................          968
                                                                                                          ------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................       $1,044
                                                                                                          ======

------------
See accompanying Notes to Financial Statements.


                                                     ----------
                                                        39

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
STATEMENT OF CHANGES IN NET ASSETS (IN THOUSANDS)


                                                                                           SIX MONTHS
                                                                                              ENDED         YEAR ENDED
                                                                                          JUNE 30, 1999    DECEMBER 31,
                                                                                           (UNAUDITED)         1998
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income ...........................................................         $    76         $   206
   Net realized gain on investments sold and foreign currency transactions .........             102           1,114
   Change in net unrealized appreciation on investments and foreign currency .......             866             175
                                                                                             -------         -------
   Increase in net assets resulting from operations ................................           1,044           1,495
                                                                                             -------         -------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends to shareholders from net investment income ............................             --            (147)
   Distributions to shareholders from net capital gains ............................             --            (242)
                                                                                             -------         -------
   Total dividends and distributions to shareholders ...............................              --            (389)
                                                                                             -------         -------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold .......................................................           1,343           4,024
   Net asset value of shares issued in reinvestment of dividends ...................              --             389
   Less payments for shares redeemed ...............................................         $(1,125)         (1,498)
                                                                                             -------         -------
   Increase in net assets from capital share transactions ..........................             218           2,915
                                                                                             -------         -------
Total increase in net assets .......................................................           1,262           4,021
NET ASSETS:
   Beginning of period .............................................................          14,354          10,333
                                                                                             -------         -------
   End of period (including undistributed net investment income
     of $279 and $206, respectively) ...............................................         $15,616         $14,354
                                                                                             =======         =======
NUMBER OF FUND SHARES:
   Sold ............................................................................              91             292
   Reinvested ......................................................................              --              28
   Redeemed ........................................................................             (76)           (110)
                                                                                             -------         -------
   Net increase in shares outstanding ..............................................              15             210
SHARES OUTSTANDING:
   Beginning of period .............................................................           1,008             798
                                                                                             -------         -------
   End of period ...................................................................           1,023           1,008
                                                                                             =======         =======
------------
See accompanying Notes to Financial Statements.


                                                     ----------
                                                        40

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
FINANCIAL HIGHLIGHTS




                                                        1999(1)        1998           1997         1996(2)
                                                      ----------    ----------     ----------     ----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
 Net asset valueat beginning of period                  $ 14.24       $ 12.95        $ 10.42        $10.00
                                                        -------       -------        -------        ------
 From investment operations:
    Net investment income                                  0.07          0.17           0.22(3)       0.04
    Net realized and unrealized gains
      on investments                                       0.95          1.52           2.33          0.38
                                                        -------       -------        -------        ------
    Total from investment operations                       1.02          1.69           2.55          0.42
 Less distributions:
    Dividends from net investment income                     --         (0.15)         (0.02)           --
    Distributions from realized gain on investments          --         (0.25)            --(4)         --
                                                        -------       -------        -------        ------
    Total distributions                                      --         (0.40)         (0.02)           --
                                                        -------       -------        -------        ------
 NET ASSET VALUE AT END OF PERIOD                       $ 15.26       $ 14.24        $ 12.95        $10.42
                                                        =======       =======        =======        ======


 Total return (%)                                          7.23*        13.07          24.54          4.20*

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------
Ratio of actual operating expenses to average
    net assets                                             0.52**        0.57           0.75          0.67**
Reductions reflected in above expense ratio                0.68**        0.71           1.24          4.04**
Ratio of net investment income to average
    net assets                                             1.06**        1.64           1.98          2.35**
 Portfolio turnover rate                                      9            67             81             7
 Net assets, end of period (000s)                       $15,616       $14,354        $10,333        $5,384

 *   Not annualized.
**   Annualized.
 (1) For the six months ended June 30, 1999 (unaudited).
 (2) For the period from November 1, 1996 (commencement of operations) to December 31, 1996.
 (3) Per share information presented is based upon the average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
 (4) Less than one cent per share.

-----------
See accompanying Notes to Financial Statements.

                                                     ----------
                                                        41

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
(ALL CURRENCY AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE NOTED.)



1.  DESCRIPTION OF THE FUND

The Schwab MarketTrack Growth Portfolio II (formerly Schwab Asset Director(R)-- High Growth Portfolio) (the "fund") is a series of Schwab Annuity Portfolios (the "Trust"), a diversified, no-load, open-end investment management company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940 (the "Act"), as amended.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION--Investments in securities traded on an exchange or in the over-the-counter market are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the fund's investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Investments in underlying funds are valued at their respective net asset values as determined by those funds, in accordance with the Act, for a given day. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN (LOSS)--Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

FOREIGN CURRENCY TRANSLATION--The accounting records of the fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the fund denominated in a foreign currency are translated into U.S. dollars at the exchange rates on June 30, 1999. Purchases and sales of foreign securities, foreign income receipts and foreign expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign exchange rates from that arising from changes in securities' market values.

EXPENSES--Expenses arising in connection with the fund are charged directly to that fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES--It is the fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The fund is considered a separate entity for tax purposes.

At June 30, 1999, (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $2,443 of which $2,690 related to appreciated securities and $247 related to depreciated securities.

RECLASSIFICATION--Generally accepted accounting principles require that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. Accordingly, permanent book/tax differences of $2 and $3 were reclassified from paid-in capital and undistributed net investment income, respectively, to accumulated net realized gain. These reclassifications have no effect on net assets or net asset value per share.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
(ALL CURRENCY AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE NOTED.)



3.  TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement--The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the fund pays an annual fee, payable monthly, of 0.54% of the first $500 million of average daily net assets, and 0.49% of such assets over $500 million. Prior to May 1, 1999, the fund paid an annual fee, payable monthly, of 0.74% on the first $1 billion of average daily net assets, 0.69% on the next $1 billion and 0.64% on such assets over $2 billion. The investment adviser has reduced a portion of its fee for the period ended June 30, 1999. (see Note 4)

Officers and trustees--Certain officers and trustees of the Trust are also officers and/or directors of the investment adviser. For the period ended June 30, 1999, the Trust made no direct payments to its officers or trustees who were "interest persons" within the meaning of the Act. The fund incurred fees of $2 related to the Trust's unaffiliated trustees.

Other affiliated parties and transactions--Pursuant to an Exemptive Order issued by the SEC, the fund may invest in other SchwabFunds@. As of June 30, 1999, the fund owned 0.40% of the outstanding shares of the Schwab International Index
Fund@; 0.00%(1) of the outstanding shares of the Schwab Value Advantage Money Market Fund@; 0.50% of the outstanding shares of the Schwab Total Bond Market
Index Fund@; 0.40% of the outstanding shares of the Schwab Small-Cap Index Fund@; and 0.00%(1) of the outstanding shares of the Schwab S&P 500 Index Fund.

4.  EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser guarantees that, through at least April 30, 2000, the fund's total operating expenses will not exceed 0.60% of the fund's average daily net assets, after waivers and reimbursements. For purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

For the period ended June 30, 1999, the total of such fees and expenses reduced by the investment adviser were $49.

5.  BORROWING AGREEMENT

The fund has a line of credit arrangement with The Bank of New York whereby the Trust may borrow on behalf of the fund an aggregate amount up to $150 million on a temporary basis to fund shareholder redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the fund. As of June 30, 1999, there were no borrowings made under this arrangement on behalf of the fund.

6.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated $1,459 and $1,236, respectively, for the period ended June 30, 1999.

Included in the aforementioned are purchases of common stock of The Charles Schwab Corp., an affiliated issuer, with a current value as of June 30, 1999 of $25.


(1) Less than one-tenth percent of outstanding shares.

                                                     ----------
                                                        43